Schedule of Investments	August 31, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 33.7%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	39,258	$492,294
BlackRock Income Trust (A)	71,962	445,445
Brookfield Real Assets Income Fund	26,690	451,862
Eaton Vance Risk-Managed Diversified Equity Income Fund	46,502	477,576
Eaton Vance Tax Managed Global Buy-Write Opportunities Fund	51,385	462,465
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (A)	31,477	464,286
Morgan Stanley Emerging Markets Domestic Debt Fund	77,655	450,399
Nuveen Mortgage and Income Fund	22,762	443,631
Stone Harbor Emerging Markets Income Fund	63,087	448,549
Templeton Emerging Markets Income Fund	56,657	431,160
Voya Global Equity Dividend and Premium Opportunity Fund	92,678	469,877
Western Asset Emerging Markets Debt Fund (A)	36,075	468,254
Western Asset Mortgage Opportunity Fund (A)	30,291	397,115
TOTAL CLOSED-END FUNDS
(Cost $6,529,302)		5,902,913
COMMON STOCK — 29.4%
Energy — 3.0%
Kinder Morgan	19,862	274,493
ONEOK	9,162	251,772
		526,265
Financials — 16.0%
Apollo Investment (A)	23,539	213,263
Ares Capital	15,601	229,491
BlackRock Capital Investment	86,459	249,002
BlackRock TCP Capital	24,652	243,069
Hercules Capital	21,753	244,069
Main Street Capital	7,297	220,880

Schedule of Investments	August 31, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New Mountain Finance	24,256	$242,317
PennantPark Floating Rate Capital	26,817	228,213
PennantPark Investment	64,223	226,707
Prospect Capital (A)	44,070	224,757
Sixth Street Specialty Lending	13,687	240,891
Solar Capital	14,067	237,029
		2,799,688
Utilities — 10.4%
Avista	8,233	303,468
CenterPoint Energy	16,030	321,722
Dominion Energy	3,688	289,287
Duke Energy	3,736	300,150
PPL	11,579	319,928
Southern	5,688	296,800
		1,831,355
TOTAL COMMON STOCK
(Cost $6,342,195)		5,157,308

EXCHANGE TRADED FUND — 18.0%
Global X SuperDividend® REIT ETF (B)
(Cost $5,139,424)	395,526	3,148,387

MASTER LIMITED PARTNERSHIPS — 14.6%
Energy — 13.0%
Alliance Resource Partners	91,500	304,695
Black Stone Minerals	46,578	325,580
Enable Midstream Partners	65,233	366,610
Holly Energy Partners	20,758	296,632
MPLX	17,704	323,452
Sunoco	13,328	353,592
USA Compression Partners	28,359	313,083
		2,283,644

Schedule of Investments	August 31, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Utilities — 1.6%
Suburban Propane Partners	21,091	$268,910
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,159,251)		2,552,554

BUSINESS DEVELOPMENT COMPANIES — 4.0%
Goldman Sachs BDC	13,640	217,149
Golub Capital BDC	19,356	255,112
TCG BDC	26,298	231,685
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $917,119)		703,946

SHORT-TERM INVESTMENT(C)(D) — 2.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $490,201)	490,201	490,201

REPURCHASE AGREEMENT(C) — 0.3%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $54,914 (collateralized by U.S. Treasury Obligations, with a par value of $56,048, 1.500%, 08/15/2026, with a total market value of $56,048)
(Cost $54,914)	$54,914	54,914
TOTAL INVESTMENTS — 102.8%
(Cost $21,632,406)		$18,010,223

Percentages are based on Net Assets of $17,522,114.

(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $529,297.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020 was $545,115.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

BDC — Business Development Companies
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$5,902,913	$—	$—	$5,902,913
Common Stock	5,157,308	—	—	5,157,308
Exchange Traded Fund	3,148,387	—	—	3,148,387
Master Limited Partnerships	2,552,554	—	—	2,552,554
Business Development Companies	703,946	—	—	703,946
Short-Term Investment	490,201	—	—	490,201
Repurchase Agreement	—	54,914	—	54,914
Total Investments in Securities	$17,955,309	$54,914	$—	$18,010,223

Schedule of Investments	August 31, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2020:

Value at	Purchases at	Proceeds	Changes in Unrealized		Value at		Dividend
11/30/2019	Cost	from Sales	Depreciation	Realized Loss	8/31/2020	Shares	Income
Global X SuperDividend® REIT ETF
$6,423,112	$1,024,311	$(1,641,452)	$(2,173,534)	$(484,050)	$3,148,387	395,526	$235,874

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 1.6%
Garmin	862	$89,312
Consumer Staples — 6.1%
Campbell Soup	1,662	87,438
General Mills	1,314	84,030
Kraft Heinz	2,486	87,109
Procter & Gamble	684	94,618
		353,195
Energy — 8.6%
Chevron	847	71,089
ConocoPhillips	1,808	68,505
Diamondback Energy	1,684	65,609
EOG Resources	1,490	67,557
Exxon Mobil	1,676	66,939
Kinder Morgan	5,101	70,496
Pioneer Natural Resources	797	82,832
		493,027
Financials — 22.7%
Ameriprise Financial	539	84,515
Assurant	739	89,832
BlackRock, Cl A	150	89,129
Chubb	623	77,875
Citizens Financial Group	3,062	79,214
Comerica	2,020	79,850
Everest Re Group	368	80,989
Franklin Resources	3,628	76,406
Hartford Financial Services Group	1,975	79,889
M&T Bank	726	74,967
Regions Financial	6,643	76,793
Synchrony Financial	3,326	82,518
T Rowe Price Group	654	91,043
Travelers	698	80,996

Schedule of Investments	August 31, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unum Group	4,628	$85,525
Zions Bancorp	2,267	72,907
		1,302,448
Health Care — 7.7%
Amgen	363	91,955
Johnson & Johnson	550	84,376
Medtronic	848	91,135
Merck	1,036	88,339
Pfizer	2,319	87,635
		443,440
Industrials — 17.6%
CH Robinson Worldwide	1,017	99,971
Cummins	473	98,029
Eaton	919	93,830
Emerson Electric	1,288	89,477
Fastenal	1,973	96,401
Flowserve	2,823	83,787
Honeywell International	547	90,556
Illinois Tool Works	479	94,626
Johnson Controls International	2,294	93,435
Lockheed Martin	207	80,784
Snap-On	585	86,738
		1,007,634
Information Technology — 13.0%
Automatic Data Processing	533	74,135
Cisco Systems	1,754	74,054
Hewlett Packard Enterprise	7,789	75,320
NetApp	1,862	88,240
Paychex	1,072	81,976
Seagate Technology	1,562	74,960
TE Connectivity	1,006	97,180

Schedule of Investments	August 31, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	638	$90,692
Xerox Holdings	4,633	87,378
		743,935
Materials — 8.9%
Celanese, Cl A	893	90,326
Dow	1,917	86,495
DuPont de Nemours	1,550	86,428
Eastman Chemical	1,124	82,176
Nucor	1,919	87,238
Packaging Corp of America	791	80,081
		512,744
Real Estate — 13.5%
AvalonBay Communities ‡	478	75,553
Digital Realty Trust ‡	581	90,432
Duke Realty ‡	2,236	86,198
Equity Residential ‡	1,244	70,224
Essex Property Trust ‡	317	68,634
Mid-America Apartment Communities ‡	664	77,768
ProLogis ‡	837	85,257
Public Storage ‡	402	85,384
Regency Centers ‡	1,636	64,966
Vornado Realty Trust ‡	1,968	70,513
		774,929
TOTAL COMMON STOCK
(Cost $5,837,167)		5,720,664

TOTAL INVESTMENTS — 99.7%
(Cost $5,837,167)		$5,720,664

Percentages are based on Net Assets of $5,740,333.

‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 1.3%
Financials — 1.0%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	43,494	$1,078,651
Aspen Insurance Holdings, 5.625% (A)	39,406	975,299
Aspen Insurance Holdings, 5.625%	37,639	911,240
PartnerRe, 7.250%	44,192	1,143,689
PartnerRe, 5.875%	30,163	772,474
RenaissanceRe Holdings, 5.750% (A)	39,427	1,081,088
RenaissanceRe Holdings, 5.375%	43,793	1,103,584
		7,066,025
Industrials — 0.3%
Triton International, 8.000%	22,376	586,251
Triton International, 7.375% (A)	25,595	647,554
Triton International, 6.875%	21,715	528,109
		1,761,914
TOTAL BERMUDA		8,827,939
CANADA— 0.8%
Energy — 0.3%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	91,224	2,355,404
Utilities — 0.5%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	41,541	1,149,439
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	52,828	1,449,600
Brookfield Renewable Partners, 5.250%	27,663	750,774
		3,349,813
TOTAL CANADA		5,705,217

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
NETHERLANDS— 0.7%
Financials — 0.7%
Aegon, 5.100%	141,285	$3,623,960
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	34,859	865,898
TOTAL NETHERLANDS		4,489,858
UNITED KINGDOM— 1.2%
Financials — 1.2%
HSBC Holdings, 6.200%	223,125	5,825,794
Prudential, 6.750%	39,460	1,059,501
Prudential, 6.500%	45,127	1,249,567
TOTAL UNITED KINGDOM		8,134,862
UNITED STATES— 95.4%
Communication Services — 5.3%
AT&T, 5.625% (A)	126,028	3,458,208
AT&T, 5.350%	203,655	5,447,771
AT&T, 5.000%	184,985	4,959,448
AT&T, 4.750%	268,898	6,821,942
Qwest, 6.750% (A)	100,457	2,628,960
Qwest, 6.625%	59,268	1,497,110
Qwest, 6.500%	149,341	3,763,393
Qwest, 6.125% (A)	118,118	2,925,783
Telephone & Data Systems, 7.000%	47,482	1,218,863
Telephone & Data Systems, 6.875%	31,378	789,471
United States Cellular, 7.250%	45,099	1,141,005
United States Cellular, 7.250% (A)	38,983	980,812
United States Cellular, 6.950%	49,100	1,250,086
		36,882,852

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — 2.1%
Brunswick, 6.625%	16,446	$451,936
Brunswick, 6.500% (A)	25,473	687,007
Brunswick, 6.375%	32,292	877,696
Dillard's Capital Trust I, 7.500%	31,774	674,562
eBay, 6.000%	114,456	2,979,290
Ford Motor, 6.200%	113,974	2,831,114
Ford Motor, 6.000%	121,589	2,997,169
QVC, 6.375%	35,347	885,442
QVC, 6.250%	75,666	1,822,794
		14,207,010
Consumer Staples — 0.1%
Energizer Holdings, 7.500% *	7,487	731,106
Energy — 1.4%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	27,792	515,542
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	71,796	1,451,715
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	121,835	2,601,177
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	64,724	1,310,661
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	29,783	599,830
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	30,573	577,524
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	63,716	1,086,995
NuStar Logistics, 7.009%, VAR ICE LIBOR USD 3 Month+6.734%	57,619	1,184,070
		9,327,514

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — 57.4%
Affiliated Managers Group, 5.875%	42,953	$1,179,060
Allied Capital, 6.875%	36,867	965,178
Allstate, 5.625%	87,517	2,454,852
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	75,921	2,042,275
Allstate, 5.100%	177,356	4,785,065
Allstate, 4.750%	45,090	1,221,037
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	60,364	1,443,303
American Financial Group, 6.000%	22,000	559,240
American Financial Group, 5.875%	20,307	561,489
American Financial Group, 5.125%	29,671	793,699
American International Group, 5.850%	75,902	2,075,920
Apollo Global Management, 6.375%	43,440	1,167,233
Apollo Global Management, 6.375%	47,632	1,294,161
Arch Capital Group, 5.450%	49,723	1,308,212
Arch Capital Group, 5.250%	68,145	1,737,016
Assured Guaranty Municipal Holdings, 6.250%	32,241	865,026
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	131,642	3,510,892
Athene Holding, 5.625%	53,569	1,378,866
Axis Capital Holdings, 5.500%	83,565	2,126,729
BancorpSouth Bank, 5.500%	25,434	667,642
Bank of America, 7.250% *	11,770	17,596,503
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	156,368	4,173,462
Bank of America, 6.200%	163,921	4,253,750
Bank of America, 6.000%	137,545	3,621,560

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.000%	207,783	$5,757,667
Bank of America, 5.875%	130,498	3,571,730
Bank of America, 5.375%	215,024	5,835,751
Bank of America, 5.000% (A)	201,723	5,398,107
Bank of America, 4.000% (A), VAR ICE LIBOR USD 3 Month+0.750%	34,551	855,483
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	63,566	1,547,196
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	50,444	1,251,011
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	46,725	997,579
Bank of New York Mellon, 5.200%	88,621	2,282,877
BOK Financial, 5.375%	20,065	529,515
Brighthouse Financial, 6.600%	64,319	1,750,120
Brighthouse Financial, 6.250% (A)	54,170	1,464,757
Brightsphere Investment Group, 5.125%	19,223	483,459
Capital One Financial, 6.200%	75,894	1,923,154
Capital One Financial, 6.000%	75,912	1,962,325
Capital One Financial, 5.200%	91,277	2,333,953
Capital One Financial, 5.000%	230,830	5,812,299
Capital One Financial, 4.800%	191,237	4,641,322
Charles Schwab, 6.000%	91,325	2,325,135
Charles Schwab, 5.950%	114,459	2,988,525
CIT Group, 5.625%	30,663	716,594
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	145,308	4,152,903
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	229,818	6,499,253
Citigroup, 6.300%	158,304	4,073,162

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup Capital XIII, 6.638%, VAR ICE LIBOR USD 3 Month+6.370%	339,729	$9,155,697
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	42,822	1,153,625
Citizens Financial Group, 5.000%	68,117	1,712,461
Commerce Bancshares, 6.000% (A)	23,415	585,375
Enstar Group, 7.000%	18,559	497,381
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	60,459	1,613,651
Equitable Holdings, 5.250%	122,012	3,063,721
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	68,261	1,921,547
Fifth Third Bancorp, 4.950%	38,718	1,032,222
First Citizens BancShares, 5.375%	49,508	1,303,546
First Republic Bank, 5.500%	45,510	1,244,698
First Republic Bank, 5.125%	32,972	868,812
First Republic Bank, 4.700% (A)	59,616	1,569,093
Globe Life, 6.125%	47,925	1,331,836
GMAC Capital Trust I, Ser 2, 6.065%, VAR ICE LIBOR USD 3 Month+5.785%	408,685	10,025,043
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	106,736	2,975,800
Goldman Sachs Group, 6.300%	102,907	2,687,931
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	152,942	4,141,669
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	29,425	701,786
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670% (A)	208,146	4,841,476
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	114,177	2,548,431

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Hanover Insurance Group, 6.350% (A)	27,618	$700,116
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	91,369	2,572,951
Hartford Financial Services Group, 6.000%	52,030	1,438,629
Huntington Bancshares, 6.250%	91,316	2,342,255
JPMorgan Chase, 6.150%	171,429	4,431,440
JPMorgan Chase, 6.100%	219,373	5,596,205
JPMorgan Chase, 6.000%	283,926	7,907,339
JPMorgan Chase, 5.750%	260,542	7,131,035
JPMorgan Chase, 4.750%	137,515	3,660,649
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892% (A)	76,009	2,260,508
KeyCorp, 5.650%	65,643	1,734,288
KeyCorp, 5.625% (A)	68,209	1,885,979
KKR, 6.750%	52,529	1,390,968
KKR, 6.500%	20,918	572,526
MetLife, 5.625% (A)	122,853	3,407,942
MetLife, 4.750%	152,889	4,050,030
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	91,274	2,264,508
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	131,764	3,800,074
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	130,794	3,689,699
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	153,002	4,316,186
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	153,896	4,346,023
Morgan Stanley, 4.875%	75,834	1,992,159

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	168,092	$3,921,586
Navient, 6.000%	49,745	1,127,719
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	78,249	2,118,983
Northern Trust, 4.700% (A)	60,474	1,660,011
Oaktree Capital Group, 6.550%	36,937	1,012,443
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	39,463	1,049,716
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	230,708	6,122,990
PNC Financial Services Group, 5.375%	72,860	1,821,500
Prospect Capital, 6.250%	34,867	874,464
Prudential Financial, 5.750%	87,454	2,191,597
Prudential Financial, 5.700%	108,235	2,705,875
Prudential Financial, 5.625%	85,985	2,395,542
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	75,966	2,092,863
Regions Financial, Ser A, 6.375%	75,888	1,935,144
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148% (A)	75,943	2,061,852
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	60,504	1,628,163
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	60,840	1,663,366
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108% (A)	114,460	3,152,228
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	75,959	2,110,141
Stifel Financial, 6.250% (A)	26,229	710,806
Stifel Financial, 5.200%	31,432	831,062

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
SVB Financial Group, 5.250%	52,764	$1,381,362
Synchrony Financial, 5.625%	114,139	2,775,861
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	29,572	769,759
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	49,972	1,247,801
TCF Financial, 5.700% (A)	23,787	616,083
Truist Financial, 5.625%	70,539	1,843,889
Truist Financial, 5.200%	75,880	1,922,799
Truist Financial, 5.200%	73,022	1,848,917
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	25,508	642,802
Unum Group, 6.250%	47,526	1,259,914
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	163,928	4,414,581
US Bancorp, 5.500% (A)	87,492	2,449,776
US Bancorp, 4.500% *	75,892	1,973,951
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	152,620	3,369,850
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	42,779	1,204,657
Wells Fargo, 7.500% * (A)	15,154	20,920,097
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	128,349	3,538,582
Wells Fargo, 6.000%	152,957	3,882,049
Wells Fargo, 6.000%	19,215	497,861
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	265,050	6,915,155
Wells Fargo, 5.700%	152,942	3,916,845

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.625% (A)	105,212	$2,823,890
Wells Fargo, 5.500%	171,394	4,483,667
Wells Fargo, 5.250%	95,134	2,427,820
Wells Fargo, 5.200% (A)	114,397	2,922,843
Wells Fargo, 5.125%	98,964	2,518,634
Wells Fargo, 4.750%	308,947	7,658,796
Wintrust Financial, 6.500%, VAR ICE LIBOR USD 3 Month+4.060%	16,266	423,567
WR Berkley, 5.900%	16,753	436,248
WR Berkley, 5.750%	45,901	1,179,197
WR Berkley, 5.700%	25,383	677,726
WR Berkley, 5.625%	52,781	1,344,860
WR Berkley, 5.100%	45,054	1,176,810
		396,058,057
Health Care — 2.6%
Avantor, 6.250% *	79,649	5,845,440
Change Healthcare, 6.000% *	23,078	1,204,210
Danaher, 4.750% *	6,324	9,054,766
Elanco Animal Health, 5.000% *	41,750	1,933,443
		18,037,859
Industrials — 1.7%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	34,757	814,704
Colfax, 5.750% *	17,560	2,498,085
Fortive, 5.000% *	5,364	4,906,719
Pitney Bowes, 6.700%	67,530	1,245,928
Stanley Black & Decker, 5.250% *	25,681	2,576,575
		12,042,011

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Information Technology — 2.7%
Broadcom, 8.000% *	15,283	$18,801,147
Materials — 0.4%
International Flavors & Fragrances, 6.000% *	63,425	2,879,495
Real Estate — 6.9%
American Homes 4 Rent, 6.500% ‡ (A)	38,041	987,164
American Homes 4 Rent, 6.350% ‡	34,335	897,860
American Homes 4 Rent, 5.875% ‡	20,812	556,721
American Homes 4 Rent, 5.875% ‡	14,719	391,378
Brookfield Property Partners, 6.500%	30,194	671,816
Brookfield Property Partners, 6.375%	37,152	821,059
Brookfield Property Partners, 5.750%	39,452	781,939
Digital Realty Trust, 6.625% ‡	27,920	734,854
Digital Realty Trust, 6.350% ‡	39,936	1,010,780
Digital Realty Trust, 5.875% ‡ (A)	39,362	1,013,571
Digital Realty Trust, 5.850% ‡	29,265	808,007
Digital Realty Trust, 5.250% ‡	27,677	742,574
Digital Realty Trust, 5.200% ‡	51,964	1,429,010
Diversified Healthcare Trust, 6.250% ‡	39,383	764,424
Diversified Healthcare Trust, 5.625% ‡	55,519	1,067,630
EPR Properties, 5.750% ‡	24,501	454,004
EPR Properties, 5.750% ‡ *	16,789	332,758
iStar, 7.500% ‡	16,169	388,056
Kimco Realty, 5.250% ‡	42,196	1,118,194
Kimco Realty, 5.125% ‡	35,307	930,693
National Retail Properties, 5.200% ‡ (A)	49,463	1,276,640
Office Properties Income Trust, 5.875% ‡	44,110	1,118,188
PS Business Parks, 5.250% ‡	36,186	959,291
PS Business Parks, 5.200% ‡	27,630	736,340

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
PS Business Parks, 5.200% ‡	26,078	$676,724
PS Business Parks, 4.875% ‡	48,882	1,308,082
Public Storage, 5.600% ‡ (A)	40,676	1,155,198
Public Storage, 5.400% ‡	47,974	1,241,567
Public Storage, 5.200% ‡	75,881	1,919,789
Public Storage, 5.150% ‡	44,276	1,174,642
Public Storage, 5.125% ‡	29,700	766,260
Public Storage, 5.050% ‡	42,863	1,129,440
Public Storage, 4.950% ‡	46,588	1,197,312
Public Storage, 4.900% ‡ (A)	52,790	1,361,982
Public Storage, 4.875% ‡	47,534	1,298,154
Public Storage, 4.750% ‡	34,335	947,646
Public Storage, 4.700% ‡ (A)	38,765	1,067,976
QTS Realty Trust, 6.500% ‡ *	12,009	1,828,370
RLJ Lodging Trust, 1.950% ‡ * (A)	45,734	1,106,305
SITE Centers, 6.375% ‡	25,519	635,423
SITE Centers, 6.250% ‡ (A)	21,589	540,589
SL Green Realty, 6.500% ‡ (A)	32,185	843,247
Spirit Realty Capital, 6.000% ‡	29,778	772,144
VEREIT, Ser F, 6.700% ‡	116,729	2,935,734
Vornado Realty Trust, 5.700% ‡	47,812	1,210,600
Vornado Realty Trust, 5.400% ‡	47,615	1,202,279
Vornado Realty Trust, 5.250% ‡ (A)	51,125	1,297,553
		47,609,967
Utilities — 14.8%
American Electric Power, 6.125% *	61,411	2,957,554
CenterPoint Energy, 7.000% *	74,450	2,795,597
CMS Energy, 5.875%	95,982	2,646,224
CMS Energy, 5.625%	29,739	802,953

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Dominion Energy, 7.250% * (A)	61,901	$6,217,336
Dominion Energy, 5.250%	122,133	3,157,138
DTE Energy, 6.250% *	87,905	4,061,211
DTE Energy, 5.375%	45,107	1,155,190
DTE Energy, 5.250%	60,499	1,607,458
DTE Energy, 5.250%	33,004	840,942
Duke Energy, 5.750%	153,023	4,316,779
Duke Energy, 5.625%	75,963	2,140,637
Duke Energy, 5.125%	75,892	1,966,362
Entergy Arkansas, 4.875%	62,860	1,672,076
Entergy New Orleans, 5.500% (A)	16,411	451,303
Essential Utilities, 6.000% *	36,822	2,069,765
Georgia Power, 5.000% (A)	42,566	1,176,524
Interstate Power and Light, 5.100% (A)	29,701	760,346
National Rural Utilities Cooperative Finance, 5.500%	40,161	1,094,387
NextEra Energy, 5.279% *	191,647	9,124,314
NextEra Energy, 4.872% *	115,323	6,319,700
NextEra Energy Capital Holdings, 5.650%	104,814	2,913,829
NextEra Energy Capital Holdings, 5.250%	86,662	2,248,012
NextEra Energy Capital Holdings, 5.125%	75,891	1,941,292
NextEra Energy Capital Holdings, 5.000%	68,195	1,739,654
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	75,964	2,070,779
PPL Capital Funding, Ser B, 5.900%	68,199	1,765,672
SCE Trust II, 5.100% (A)	60,417	1,491,092
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	47,428	1,100,804
SCE Trust VI, 5.000%	71,907	1,725,049

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Sempra Energy, 6.750% *	21,885	$2,230,082
Sempra Energy, 5.750%	115,606	3,138,703
South Jersey Industries, 5.625% (A)	31,135	797,368
Southern, 6.750% *	132,685	5,970,825
Southern, 6.250%	152,958	3,912,666
Southern, 5.250% (A)	68,794	1,852,622
Southern, 5.250%	122,134	3,171,820
Southern, 4.950%	152,900	4,100,778
Spire, 5.900%	40,199	1,113,110
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	33,050	854,342
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	41,085	1,062,869
		102,535,164
TOTAL UNITED STATES		659,112,182
TOTAL PREFERRED STOCK
(Cost $677,737,791)		686,270,058

SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $12,200,378)	12,200,378	12,200,378

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $1,366,739 (collateralized by U.S. Treasury Obligations, with a par value of $1,394,956, 1.500%, 08/15/2026, with a total market value of $1,394,956)
(Cost $1,366,737)	$1,366,737	$1,366,737

TOTAL INVESTMENTS — 101.3%
(Cost $691,304,906)		$699,837,173

Percentages are based on Net Assets of $690,565,546.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $13,214,096.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31,2020, was $ $13,567,115.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31,2020.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
USD — U.S. Dollar
VAR – Variable Rate

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$686,270,058	$—	$—	$686,270,058
Short-Term Investment	12,200,378	—	—	12,200,378
Repurchase Agreement	—	1,366,737	—	1,366,737
Total Investments in Securities	$698,470,436	$1,366,737	$—	$699,837,173

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 1.0%
Energy — 0.4%
Teekay LNG Partners, 8.500%, VAR ICE LIBOR USD 3 Month+6.241%	426	$10,139

Financials — 0.6%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	663	16,442
TOTAL BERMUDA		26,581
CANADA— 3.3%
Energy — 1.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	1,453	37,516

Industrials — 0.3%
Atlas, 8.000%, VAR ICE LIBOR USD 3 Month+5.008%	376	8,645

Utilities — 1.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	694	19,203
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	846	23,214
		42,417
TOTAL CANADA		88,578
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	628	15,600
TOTAL NETHERLANDS		15,600

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED STATES— 94.5%
Consumer Staples — 2.2%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	1,015	$27,233
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month+4.155%	1,192	31,409
		58,642
Energy — 6.1%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	404	7,494
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	1,075	21,736
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	1,938	41,376
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	1,087	22,012
NGL Energy Partners, 9.000%, VAR ICE LIBOR USD 3 Month+7.213%	790	11,020
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	434	8,741
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	568	10,730
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	928	15,832
NuStar Logistics, 7.009%, VAR ICE LIBOR USD 3 Month+6.734%	972	19,975
		158,916
Financials — 82.7%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	784	19,192
AGNC Investment, 6.875%, VAR ICE LIBOR USD 3 Month+4.332% ‡	590	14,001

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	1,391	$31,339
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	972	22,648
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	1,210	32,549
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	966	23,097
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	1,744	40,234
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	1,069	25,100
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	1,026	22,223
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	2,091	55,767
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	2,372	63,309
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	948	23,074
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	470	11,637
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	713	17,682
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791% ‡	783	16,960
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.379% ‡	502	10,743
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743% ‡	652	13,431
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	2,281	65,191

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	3,592	$101,582
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	724	19,505
Compass Diversified Holdings, 7.875%, VAR ICE LIBOR USD 3 Month+4.985%	252	5,904
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	967	25,809
Exantas Capital, 8.625%, VAR ICE LIBOR USD 3 Month+5.927% ‡	282	4,250
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	1,089	30,655
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	1,679	46,811
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	2,401	65,019
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	3,242	75,409
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	498	11,877
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	1,798	40,131
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	1,453	40,916
Invesco Mortgage Capital, 7.750%, VAR ICE LIBOR USD 3 Month+5.180% ‡	370	7,641
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289% ‡	692	14,511
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	1,210	35,985
Merchants Bancorp, 6.000%, VAR ICE LIBOR USD 3 Month+4.569%	314	7,834

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	1,453	$36,049
MFA Financial, 6.500%, VAR ICE LIBOR USD 3 Month+5.345% ‡	661	12,698
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	1,734	50,009
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	1,708	48,183
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	2,010	56,702
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	2,010	56,762
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	2,210	51,559
Mortgage Investment Trust, 8.000%, VAR ICE LIBOR USD 3 Month+6.476% ‡	270	3,929
New Residential Investment, 7.500%, VAR ICE LIBOR USD 3 Month+5.802% ‡	390	9,071
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month+5.640% ‡	680	14,851
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	971	19,216
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	1,246	33,742
New York Mortgage Trust, 8.000%, VAR ICE LIBOR USD 3 Month+5.695% ‡	384	8,102
New York Mortgage Trust, 7.875%, VAR ICE LIBOR USD 3 Month+6.429% ‡	466	9,665
PennyMac Mortgage Investment Trust, 8.125%, VAR ICE LIBOR USD 3 Month+5.831% ‡	273	6,811

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
PennyMac Mortgage Investment Trust, 8.000%, VAR ICE LIBOR USD 3 Month+5.990% ‡	468	$11,574
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	602	16,013
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	3,641	96,632
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	1,210	33,335
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	1,210	32,852
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	967	26,022
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	967	26,438
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	1,818	50,068
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	1,210	33,614
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	502	13,067
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	845	21,100
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	434	10,937
Two Harbors Investment, 8.125%, VAR ICE LIBOR USD 3 Month+5.660% ‡	360	8,251
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352% ‡	693	15,281
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011% ‡	711	14,945

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	2,468	$66,463
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	2,244	49,548
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	724	20,388
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	2,016	55,581
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	4,145	108,143
Wintrust Financial, 6.500%, VAR ICE LIBOR USD 3 Month+4.060%	299	7,786
		2,177,403
Industrials — 1.0%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	628	14,720
Altera Infrastructure, 8.875%, VAR ICE LIBOR USD 3 Month+6.407%	302	5,104
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month+6.447%	288	5,403
		25,227
Utilities — 2.5%
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	1,210	32,984
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	567	14,657

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	657	$16,997
		64,638
TOTAL UNITED STATES		2,484,826
TOTAL PREFERRED STOCK
(Cost $2,482,936)		2,615,585
TOTAL INVESTMENTS — 99.4%
(Cost $2,482,936)		$2,615,585

Percentages are based on Net Assets of $2,631,793.

‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 97.6%
Energy — 97.6%
BP Midstream Partners	1,955,324	$23,053,270
Cheniere Energy Partners	850,687	30,786,363
Crestwood Equity Partners	2,106,349	28,604,219
DCP Midstream	2,359,804	29,898,717
Enable Midstream Partners	3,707,828	20,837,993
Energy Transfer	10,337,031	66,363,739
Enterprise Products Partners	3,985,896	69,992,334
Genesis Energy	4,459,567	23,858,684
Holly Energy Partners	1,905,835	27,234,382
Magellan Midstream Partners	1,457,571	55,402,274
MPLX	2,685,541	49,064,834
NGL Energy Partners	5,096,620	22,323,196
NuStar Energy	2,213,797	29,996,949
PBF Logistics	48,925	472,126
Phillips 66 Partners	1,221,935	32,894,490
Plains All American Pipeline	6,090,052	43,117,568
Shell Midstream Partners	2,873,990	29,860,756
TC PipeLines	1,155,768	35,100,674
Western Midstream Partners	3,620,457	32,837,545
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $821,054,070)		651,700,113

COMMON STOCK — 2.2%
Energy — 2.2%
EnLink Midstream
(Cost $14,415,199)	4,831,207	14,445,309
TOTAL INVESTMENTS — 99.8%
(Cost $835,469,269)		$666,145,422

Percentages are based on Net Assets of $667,481,970.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X MLP ETF

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.0%
CANADA— 25.3%
Energy — 25.3%
Enbridge	1,448,980	$46,396,340
Pembina Pipeline (A)	1,380,014	34,141,547
TC Energy	966,852	45,113,314
TOTAL CANADA		125,651,201
UNITED STATES— 50.7%
Energy — 50.7%
Antero Midstream	3,193,779	21,621,884
Archrock	2,354,002	15,442,253
Cheniere Energy *	441,498	22,979,971
EnLink Midstream	4,061,066	12,142,587
Equitrans Midstream	2,046,832	21,041,433
Kinder Morgan	3,302,335	45,638,270
ONEOK	1,188,093	32,648,796
Plains GP Holdings, Cl A	2,726,189	19,928,441
Targa Resources	1,215,590	20,677,186
Williams	1,897,166	39,385,166
TOTAL UNITED STATES		251,505,987
TOTAL COMMON STOCK
(Cost $503,847,667)		377,157,188

MASTER LIMITED PARTNERSHIPS — 23.8%
Energy — 23.8%
Cheniere Energy Partners	97,190	3,517,306
DCP Midstream	226,249	2,866,575
Enable Midstream Partners	221,245	1,243,397
Energy Transfer	3,615,865	23,213,853
Enterprise Products Partners	1,261,329	22,148,937
Holly Energy Partners	114,231	1,632,361
Magellan Midstream Partners	569,879	21,661,101

Schedule of Investments	August 31, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
MPLX	904,517	$16,525,525
Phillips 66 Partners	147,388	3,967,685
Plains All American Pipeline	1,210,234	8,568,457
Shell Midstream Partners	312,302	3,244,818
TC PipeLines	151,916	4,613,689
Western Midstream Partners	508,218	4,609,537
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $149,929,068)		117,813,241

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,562,534)	2,562,534	2,562,534

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $287,066 (collateralized by U.S. Treasury Obligations, with a par value of $292,993, 1.500%, 08/15/2026, with a total market value of $292,993)
(Cost $287,066)	$287,066	287,066
TOTAL INVESTMENTS — 100.4%
(Cost $656,626,335)		$497,820,029

Percentages are based on Net Assets of $495,885,917.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $2,711,504.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $2,849,600.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,157,188	$—	$—	$377,157,188
Master Limited Partnerships	117,813,241	—	—	117,813,241
Short-Term Investment	2,562,534	—	—	2,562,534
Repurchase Agreement	—	287,066	—	287,066
Total Investments in Securities	$497,532,963	$287,066	$—	$497,820,029

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X TargetIncome™ 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	78,285	$882,272
iShares 20+ Year Treasury Bond ETF	6,701	1,086,835
Schwab US TIPS ETF	4,604	285,126
SPDR Blackstone/GSO Senior Loan ETF	25,423	1,139,459
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	35,559	1,120,108
Xtrackers USD High Yield Corporate Bond ETF	23,285	1,135,377
TOTAL EXCHANGE TRADED FUNDS
(Cost $5,809,807)		5,649,177

TOTAL INVESTMENTS — 100.0%
(Cost $5,809,807)		$5,649,177

Percentages are based on Net Assets of $5,650,158.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
EM — Emerging Markets
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security
USD — U.S. Dollar

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X TargetIncome™ 5 ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2020:

Value at	Purchases at	Proceeds	Changes in Unrealized		Value at		Dividend
11/30/2019	Cost	from Sales	Depreciation	Realized Loss	8/31/2020	Shares	Income
Global X SuperDividend® ETF
$191,394	$1,556,653	$(595,487)	$(133,740)	$(136,548)	$882,272	78,285	$30,384

Schedule of Investments	August 31, 2020 (Unaudited)

Global X TargetIncome™ Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
iShares 20+ Year Treasury Bond ETF	3,225	$523,063
iShares Core U.S. Aggregate Bond ETF	5,981	707,971
Schwab US TIPS ETF	11,855	734,180
SPDR Blackstone/GSO Senior Loan ETF	16,320	731,462
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,685	179,077
Xtrackers USD High Yield Corporate Bond ETF	14,947	728,816
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,587,475)		3,604,569

TOTAL INVESTMENTS — 99.8%
(Cost $3,587,475)		$3,604,569

Percentages are based on Net Assets of $3,610,823.

ETF — Exchange Traded Fund
EM — Emerging Markets
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security
USD — U.S. Dollar

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 1.1%
Energy — 0.5%
Enbridge	45,749	$1,464,883

Financials — 0.6%
Toronto-Dominion Bank	32,228	1,606,889
TOTAL CANADA		3,071,772
UNITED STATES— 98.7%
Communication Services — 6.9%
Alphabet, Cl A *	3,886	6,332,353
AT&T	49,098	1,463,611
Comcast, Cl A	33,491	1,500,732
Facebook, Cl A *	12,568	3,684,938
Netflix *	3,009	1,593,446
Omnicom Group	25,656	1,387,733
Verizon Communications	25,539	1,513,697
Walt Disney *	12,343	1,627,671
		19,104,181
Consumer Discretionary — 10.9%
Amazon.com *	3,234	11,160,405
Best Buy	14,970	1,660,323
Booking Holdings *	853	1,629,614
BorgWarner	37,845	1,536,129
eBay	26,341	1,442,960
General Motors *	55,291	1,638,272
Hasbro	18,711	1,477,046
Home Depot	5,471	1,559,454
Lowe's	9,874	1,626,149
NIKE, Cl B	15,113	1,690,993
Starbucks	19,160	1,618,445
VF	24,294	1,597,331

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Whirlpool	9,231	$1,640,533
		30,277,654
Consumer Staples — 8.3%
Brown-Forman, Cl B	21,839	1,597,960
Campbell Soup	29,389	1,546,155
Clorox	6,395	1,429,283
Coca-Cola	29,288	1,450,635
Colgate-Palmolive	19,537	1,548,503
Costco Wholesale	4,457	1,549,521
Estee Lauder, Cl A	7,573	1,679,086
General Mills	22,107	1,413,743
Hershey	9,966	1,481,346
Hormel Foods	28,883	1,472,455
Kellogg	21,142	1,499,179
Kimberly-Clark	9,856	1,554,882
McCormick	7,505	1,547,531
PepsiCo	10,671	1,494,580
Procter & Gamble	11,527	1,594,529
		22,859,388
Energy — 2.4%
Baker Hughes, Cl A	88,680	1,266,350
Chevron	16,105	1,351,693
ConocoPhillips	36,503	1,383,099
Hess	28,770	1,324,571
ONEOK	50,550	1,389,114
		6,714,827
Financials — 11.3%
Aflac	39,483	1,434,023
Allstate	15,387	1,430,991
American Express	15,229	1,547,115
Bank of America	60,384	1,554,284
BlackRock, Cl A	2,546	1,512,808

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	22,315	$1,540,404
Citigroup	28,096	1,436,268
Discover Financial Services	28,568	1,516,389
FactSet Research Systems	4,169	1,460,818
JPMorgan Chase	14,771	1,479,906
KeyCorp	118,515	1,460,105
Moody's	5,011	1,476,441
Morgan Stanley	28,930	1,511,882
Northern Trust	19,097	1,563,852
PNC Financial Services Group	13,272	1,475,846
Progressive	16,169	1,536,702
Prudential Financial	22,359	1,515,269
S&P Global	4,148	1,519,910
T Rowe Price Group	10,837	1,508,619
Travelers	12,275	1,424,391
US Bancorp	39,583	1,440,821
		31,346,844
Health Care — 13.0%
Abbott Laboratories	14,674	1,606,362
AbbVie	14,952	1,431,953
Agilent Technologies	15,315	1,537,932
Amgen	5,856	1,483,442
Baxter International	16,265	1,416,194
Becton Dickinson	5,340	1,296,392
Biogen Idec *	5,331	1,533,409
Boston Scientific *	37,602	1,542,434
Bristol-Myers Squibb	25,098	1,561,096
Edwards Lifesciences *	18,582	1,595,079
Eli Lilly	9,100	1,350,349
Humana	3,702	1,536,959
Illumina *	3,799	1,357,079
IQVIA Holdings *	9,197	1,506,009

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	9,802	$1,503,725
Merck	18,832	1,605,805
Mettler-Toledo International *	1,705	1,655,179
PerkinElmer	13,158	1,548,960
Pfizer	38,554	1,456,956
Regeneron Pharmaceuticals *	2,331	1,445,057
Thermo Fisher Scientific	3,573	1,532,746
Vertex Pharmaceuticals *	5,212	1,454,773
Waters *	6,510	1,407,853
Zoetis, Cl A	10,070	1,612,206
		35,977,949
Industrials — 9.4%
3M	9,153	1,492,122
Caterpillar	10,551	1,501,513
Cummins	7,712	1,598,312
Deere	8,285	1,740,347
FedEx	8,797	1,933,932
Illinois Tool Works	7,858	1,552,348
Ingersoll Rand *	45,947	1,610,902
Owens Corning	23,507	1,590,013
Republic Services, Cl A	17,264	1,600,718
Rockwell Automation	6,418	1,479,542
Southwest Airlines *	45,855	1,723,231
Trane Technologies	13,995	1,656,868
Union Pacific	8,244	1,586,475
United Parcel Service, Cl B	12,273	2,008,109
Waste Management	13,496	1,538,544
Xylem	19,415	1,556,695
		26,169,671
Information Technology — 27.6%
Accenture, Cl A	6,555	1,572,741
Adobe *	3,375	1,732,691

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	12,908	$1,502,878
Analog Devices	12,969	1,515,817
Apple	134,372	17,339,362
Applied Materials	23,954	1,475,566
Automatic Data Processing	9,981	1,388,257
Cisco Systems	31,725	1,339,430
Cognizant Technology Solutions, Cl A	23,497	1,571,009
Intel	28,695	1,462,010
Intuit	5,115	1,766,670
Juniper Networks	59,333	1,483,325
Keysight Technologies *	15,024	1,480,164
KLA	7,715	1,582,655
Lam Research	4,200	1,412,628
Littelfuse	8,398	1,518,695
Mastercard, Cl A	4,732	1,694,955
Microsoft	62,745	14,150,880
NetApp	33,606	1,592,588
NVIDIA	3,561	1,905,064
ON Semiconductor *	71,131	1,520,069
Oracle	26,088	1,492,755
QUALCOMM	16,338	1,945,857
salesforce.com *	7,703	2,100,223
Square, Cl A *	11,960	1,908,339
Texas Instruments	11,199	1,591,938
Visa, Cl A	7,439	1,576,994
VMware, Cl A *	10,442	1,508,242
Workday, Cl A *	7,942	1,903,777
Xilinx	14,145	1,473,343
		76,508,922
Materials — 3.1%
Air Products & Chemicals	4,982	1,456,039
Avery Dennison	12,371	1,427,490

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ecolab	6,911	$1,362,020
International Flavors & Fragrances	11,447	1,417,024
Newmont	21,751	1,463,407
Sonoco Products	27,029	1,433,348
		8,559,328
Real Estate — 2.2%
CBRE Group, Cl A *	33,001	1,552,037
Jones Lang LaSalle *	14,511	1,495,213
ProLogis ‡	14,533	1,480,331
Ventas ‡	40,597	1,673,003
		6,200,584
Utilities — 3.6%
American Water Works	10,048	1,420,184
Entergy	14,143	1,402,137
Exelon	38,411	1,417,750
NextEra Energy	5,182	1,446,659
Pinnacle West Capital	17,572	1,288,906
Sempra Energy	11,558	1,429,147
WEC Energy Group	15,513	1,459,463
		9,864,246
TOTAL UNITED STATES		273,583,594
TOTAL COMMON STOCK
(Cost $213,116,296)		276,655,366
TOTAL INVESTMENTS — 99.8%
(Cost $213,116,296)		$276,655,366

Percentages are based on Net Assets of $277,315,595.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Conscious Companies ETF

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 4.7%
AT&T	53,558	$1,596,564
Cable One	91	167,470
CenturyLink	73,275	787,706
Charter Communications, Cl A *	2,288	1,408,516
Liberty Broadband, Cl C *	1,180	165,306
Omnicom Group	2,210	119,539
T-Mobile US *	1,777	207,341
Verizon Communications	38,797	2,299,498
Walt Disney *	1,021	134,639
		6,886,579
Consumer Discretionary — 8.5%
AutoZone *	129	154,324
Dollar General	845	170,589
Dunkin' Brands Group	1,541	117,239
Foot Locker	24,234	735,017
Ford Motor *	105,200	717,464
Garmin	21,765	2,255,072
General Motors *	27,359	810,647
Kohl's *	33,528	716,158
McDonald's	11,102	2,370,499
MGM Resorts International	45,384	1,021,140
Starbucks	1,386	117,075
Tapestry *	54,319	800,119
Tiffany	18,133	2,221,292
Yum! Brands	1,990	190,742
		12,397,377
Consumer Goods — 0.1%
Watsco	544	133,275

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.8%
Archer-Daniels-Midland	17,483	$782,539
BJ's Wholesale Club Holdings *	2,584	114,755
Church & Dwight	1,933	185,239
Clorox	471	105,268
Coca-Cola	42,889	2,124,292
Costco Wholesale	327	113,685
Flowers Foods	81,289	1,988,329
Hershey	773	114,899
Kraft Heinz	20,618	722,455
Kroger	54,045	1,928,326
Molson Coors Beverage, Cl B *	20,100	756,564
Mondelez International, Cl A	2,487	145,290
PepsiCo	9,601	1,344,716
Procter & Gamble	1,817	251,346
Walmart	16,583	2,302,550
		12,980,253
Energy — 2.3%
Exxon Mobil	18,980	758,061
HollyFrontier	26,317	628,187
Kinder Morgan	48,323	667,824
Marathon Oil *	124,282	656,209
ONEOK	24,392	670,292
		3,380,573
Financials — 31.1%
Aflac	19,627	712,853
AGNC Investment ‡	153,625	2,167,649
Ally Financial	33,481	766,045
American International Group	22,351	651,308
Annaly Capital Management ‡	139,512	1,025,413
Assured Guaranty	30,880	662,376
Bank of America	29,601	761,930

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of New York Mellon	19,965	$738,306
Bank OZK	30,350	699,264
Blackstone Mortgage Trust, Cl A ‡	30,451	723,820
Brighthouse Financial *	24,478	743,152
Citigroup	13,929	712,050
Citizens Financial Group	28,205	729,663
Comerica	19,629	775,934
Cullen	10,046	697,795
East West Bancorp	20,349	748,436
Equitable Holdings	35,342	748,897
Fifth Third Bancorp	37,053	765,515
First American Financial	12,913	678,836
First Hawaiian	40,129	663,332
First Horizon National	77,453	739,676
FNB	95,556	716,670
Franklin Resources	34,414	724,759
Goldman Sachs Group	3,493	715,611
Hartford Financial Services Group	17,083	691,007
Houlihan Lokey, Cl A	6,914	405,160
Huntington Bancshares	77,958	733,585
Invesco	70,753	721,681
Jefferies Financial Group	41,856	734,154
KeyCorp	60,114	740,604
Lincoln National	19,143	690,105
M&T Bank	6,956	718,277
MetLife	18,728	720,279
MGIC Investment	91,788	841,696
Morgan Stanley	14,108	737,284
Morningstar	668	106,980
New York Community Bancorp	71,456	646,677
Old Republic International	41,349	666,132

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
People's United Financial	62,182	$657,886
Pinnacle Financial Partners	17,757	709,392
PNC Financial Services Group	6,748	750,378
Principal Financial Group	15,997	673,634
Progressive	1,188	112,908
Prosperity Bancshares	12,864	701,345
Prudential Financial	11,373	770,748
Radian Group	52,785	815,000
Regions Financial	68,914	796,646
Reinsurance Group of America, Cl A	8,501	779,372
Starwood Property Trust ‡	49,321	769,408
State Street	12,113	824,774
Synchrony Financial	32,453	805,159
Synovus Financial	36,476	797,730
TCF Financial	25,370	681,946
Truist Financial	20,033	777,481
United Bankshares	26,155	683,692
Unum Group	41,669	770,043
US Bancorp	19,845	722,358
Valley National Bancorp	99,108	744,301
Webster Financial	27,935	768,213
Wells Fargo	27,414	662,048
White Mountains Insurance Group	122	108,751
Wintrust Financial	17,035	741,363
WR Berkley	2,013	124,907
Zions Bancorp	21,620	695,299
		45,667,693
Health Care — 7.9%
Chemed	302	156,167
Danaher	916	189,127
DENTSPLY SIRONA	42,792	1,920,077

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	955	$141,713
Johnson & Johnson	14,130	2,167,683
Medtronic	1,320	141,860
Merck	15,112	1,288,600
Pfizer	57,218	2,162,268
QIAGEN *	45,419	2,314,552
Quest Diagnostics	1,436	159,741
Wright Medical Group *	31,034	938,158
		11,579,946
Industrials — 6.7%
Air Lease, Cl A	26,406	820,698
Alaska Air Group *	19,821	772,028
CH Robinson Worldwide	1,513	148,728
FTI Consulting *	939	107,760
JetBlue Airways *	67,752	780,503
L3Harris Technologies	659	119,108
Lockheed Martin	5,598	2,184,675
Northrop Grumman	362	124,025
Republic Services, Cl A	25,740	2,386,613
Waste Management	20,380	2,323,320
		9,767,458
Information Technology — 10.6%
Acacia Communications *	32,610	2,200,523
Accenture, Cl A	735	176,348
Amdocs	36,006	2,204,647
Automatic Data Processing	725	100,840
Black Knight *	2,746	230,939
Citrix Systems	12,349	1,793,075
Fidelity National Information Services	11,661	1,759,062
Genpact	2,733	115,278
Hewlett Packard Enterprise	73,803	713,675

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Jack Henry & Associates	11,209	$1,854,193
Motorola Solutions	809	125,193
NortonLifeLock	106,467	2,504,104
Paychex	1,450	110,881
Seagate Technology	14,544	697,966
Xerox Holdings	43,031	811,565
Zoom Video Communications, Cl A *	410	133,291
		15,531,580
Materials — 3.1%
Air Products & Chemicals	607	177,402
AptarGroup	1,695	200,671
Ecolab	749	147,613
LyondellBasell Industries, Cl A	10,523	689,046
NewMarket	267	99,455
Newmont	7,474	502,851
Royal Gold	12,756	1,738,898
Silgan Holdings	3,193	121,525
Sonoco Products	2,386	126,529
Westrock	24,948	756,673
		4,560,663
Real Estate — 11.8%
Brixmor Property Group ‡ *	61,030	720,154
CoreSite Realty ‡	861	105,430
CubeSmart ‡	4,286	135,523
Digital Realty Trust ‡	740	115,181
Equity Commonwealth ‡ *	92,667	2,908,817
Equity LifeStyle Properties ‡	29,653	1,965,697
Equity Residential ‡	1,922	108,497
Essex Property Trust ‡	485	105,007
Extra Space Storage ‡	1,241	132,229
Host Hotels & Resorts ‡ *	66,196	743,381

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kimco Realty ‡ *	63,733	$764,159
Medical Properties Trust ‡	37,361	694,167
MGM Growth Properties, Cl A ‡	26,299	738,213
National Health Investors ‡	11,904	741,024
Omega Healthcare Investors ‡	22,756	704,753
Physicians Realty Trust ‡	40,745	739,522
Public Storage ‡	607	128,927
Sabra Health Care ‡	51,436	762,796
Simon Property Group ‡	11,997	813,997
SL Green Realty ‡	14,457	676,009
Spirit Realty Capital ‡	21,923	778,486
Sun Communities ‡	1,837	273,860
Ventas ‡	20,464	843,321
VICI Properties ‡	33,460	747,496
Vornado Realty Trust ‡	20,154	722,118
WP Carey ‡	1,569	108,842
		17,277,606
Utilities — 4.2%
Alliant Energy	2,449	132,613
Ameren	1,605	126,972
American Electric Power	1,764	139,056
Avangrid	14,913	716,421
CMS Energy	2,345	141,849
Consolidated Edison	1,413	100,804
Duke Energy	15,468	1,242,699
Evergy	1,780	94,732
Eversource Energy	1,758	150,678
Hawaiian Electric Industries	52,540	1,818,409
National Fuel Gas	3,297	150,475
NextEra Energy	947	264,374
PPL	27,507	760,018

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued
Utilities — continued
Southern	5,021	$261,996
		6,101,096
TOTAL COMMON STOCK
(Cost $149,042,313)		146,264,099

WARRANTS — 0.0%
UNITED STATES — 0.0%
Occidental Petroleum * Expires 8/6/27
TOTAL WARRANTS
(Cost $-)	4,916	14,502

TOTAL INVESTMENTS — 99.8%
(Cost $149,042,313)		$146,278,601

Percentages are based on Net Assets of $146,570,638.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,264,099	$—	$—	$146,264,099
Warrants	—	14,502	—	14,502
Total Investments in Securities	$146,264,099	$14,502	$—	$146,278,601

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 8.7%
Cargurus, Cl A *	1,862	$45,396
Facebook, Cl A *	195	57,174
Netflix *	87	46,072
Nexstar Media Group, Cl A	626	60,102
Roku, Cl A *	298	51,697
Snap, Cl A *	2,322	52,454
TripAdvisor *	2,014	47,067
Twitter *	1,292	52,429
World Wrestling Entertainment, Cl A	829	36,534
		448,925
Consumer Discretionary — 10.7%
Amazon.com *	15	51,764
Carvana, Cl A *	398	85,952
Grubhub *	853	61,715
Las Vegas Sands *	848	43,002
Skechers USA, Cl A *	1,451	43,312
Tesla *	255	127,072
Texas Roadhouse, Cl A *	810	51,022
Wayfair, Cl A *	301	89,265
		553,104
Consumer Staples — 2.0%
J & J Snack Foods	315	42,824
National Beverage *	712	57,900
		100,724
Energy — 1.0%
Pioneer Natural Resources	480	49,886

Financials — 13.7%
Apollo Global Management, Cl A	954	44,714
Athene Holding, Cl A *	1,571	57,436
BlackRock, Cl A	78	46,347
Blackstone Group, Cl A	767	40,613

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	662	$45,698
Essent Group	1,521	54,300
First Republic Bank	371	41,889
Intercontinental Exchange	418	44,404
KKR	1,573	56,345
LendingTree *	172	53,137
MarketAxess Holdings	88	42,763
SEI Investments	760	39,793
Signature Bank NY	395	38,327
Starwood Property Trust ‡	3,366	52,510
Wintrust Financial	1,031	44,869
		703,145
Health Care — 12.9%
Allogene Therapeutics *	1,255	44,741
Guardant Health *	488	46,604
Ionis Pharmaceuticals *	639	34,825
Jazz Pharmaceuticals *	347	46,633
LHC Group *	302	62,949
Masimo *	176	39,424
Merit Medical Systems *	924	45,369
Neurocrine Biosciences *	378	44,007
Penumbra *	195	40,784
Regeneron Pharmaceuticals *	66	40,915
Seattle Genetics *	254	40,218
Ultragenyx Pharmaceutical *	561	47,719
United Therapeutics *	334	35,725
Universal Health Services, Cl B *	365	40,278
Veeva Systems, Cl A *	198	55,889
		666,080
Industrials — 4.7%
Axon Enterprise *	517	44,297
Clean Harbors *	734	44,847

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CoStar Group *	62	$52,613
FedEx	302	66,392
Lyft, Cl A *	1,162	34,476
		242,625
Information Technology — 34.3%
Akamai Technologies *	361	42,031
Alteryx, Cl A *	330	39,874
Avalara *	436	57,731
Dell Technologies, Cl C *	936	61,851
Dropbox, Cl A *	1,838	38,910
EPAM Systems *	183	59,859
Euronet Worldwide *	446	46,108
Fortinet *	355	46,862
HubSpot *	256	76,718
IPG Photonics *	307	49,651
Microchip Technology	453	49,694
Monolithic Power Systems	197	52,625
New Relic *	718	44,107
Nutanix, Cl A *	2,088	59,946
NVIDIA	128	68,477
Okta, Cl A *	239	51,474
Paycom Software *	175	52,406
Pegasystems	484	62,179
RealPage *	612	38,323
RingCentral, Cl A *	153	44,488
salesforce.com *	238	64,891
Square, Cl A *	593	94,619
SS&C Technologies Holdings	725	46,197
Synopsys *	243	53,776
Trade Desk, Cl A *	143	68,826
Twilio, Cl A *	334	90,100
Ubiquiti	240	43,620

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	175	$37,590
ViaSat *	899	35,744
Workday, Cl A *	256	61,366
Zendesk *	506	48,768
Zscaler *	550	78,837
		1,767,648
Materials — 0.9%
Steel Dynamics	1,578	46,583

Real Estate — 11.0%
American Campus Communities ‡	1,243	42,138
American Homes 4 Rent, Cl A ‡	1,614	46,225
Apartment Investment & Management, Cl A ‡	1,059	38,156
Brandywine Realty Trust ‡	3,744	41,671
Camden Property Trust ‡	444	40,377
Healthcare Trust of America, Cl A ‡	1,627	42,936
Invitation Homes ‡	1,706	48,843
Medical Properties Trust ‡	2,341	43,496
ProLogis ‡	417	42,475
QTS Realty Trust, Cl A ‡	1,410	95,626
STAG Industrial ‡	1,469	47,449
Vornado Realty Trust ‡	983	35,221
		564,613
TOTAL UNITED STATES		5,143,333
TOTAL COMMON STOCK
(Cost $4,614,156)		5,143,333
TOTAL INVESTMENTS — 99.9%
(Cost $4,614,156)		$5,143,333

Percentages are based on Net Assets of $5,146,291.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Founder-Run Companies ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended, August 31, 2020 there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1700

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 1.4%
Industrials — 1.4%
ATS Automation Tooling Systems * (A)	1,791,370	$25,269,873
FINLAND— 2.0%
Industrials — 2.0%
Cargotec, Cl B	1,072,974	33,979,563
JAPAN— 41.5%
Communication Services — 0.5%
RPA Holdings * (A)	1,102,190	8,314,885
Health Care — 0.7%
CYBERDYNE * (A)	2,617,384	11,723,866
Industrials — 26.1%
Daifuku (A)	799,740	70,362,339
FANUC (A)	666,238	116,887,718
Hirata	204,469	11,723,056
Idec *	631,260	10,619,717
Mitsubishi Electric	5,197,237	71,701,238
Nachi-Fujikoshi *	477,295	14,830,374
Shibaura Machine	571,292	11,329,408
SMC (A)	130,418	71,637,970
Yaskawa Electric	1,952,959	70,258,273
		449,350,093
Information Technology — 14.2%
AI inside *	71,498	30,609,734
Autonomous Control Systems Laboratory * (A)	196,630	4,932,206
Keyence	289,800	119,368,796
Omron (A)	1,021,864	74,872,774
PKSHA Technology * (A)	586,752	15,077,554
		244,861,064
TOTAL JAPAN		714,249,908
SWITZERLAND— 13.3%
Health Care — 5.1%
Tecan Group	193,680	87,800,740

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.2%
ABB	5,530,339	$141,076,002
TOTAL SWITZERLAND		228,876,742
UNITED KINGDOM— 5.2%
Information Technology — 5.2%
Renishaw *	1,400,053	89,681,376
UNITED STATES— 36.4%
Consumer Discretionary — 2.3%
iRobot * (A)	542,908	40,191,479
Energy — 0.6%
Helix Energy Solutions Group *	2,904,855	10,399,381
Health Care — 8.7%
Intuitive Surgical *	204,859	149,719,151
Industrials — 7.3%
AeroVironment *	467,003	35,674,359
John Bean Technologies	616,664	63,214,227
Maxar Technologies (A)	1,168,031	27,090,753
		125,979,339
Information Technology — 17.5%
Brooks Automation (A)	1,436,684	74,175,995
Cerence * (A)	709,827	37,762,796
FARO Technologies * (A)	344,197	19,447,131
NVIDIA	316,772	169,466,684
		300,852,606
TOTAL UNITED STATES		627,141,956
TOTAL COMMON STOCK
(Cost $1,568,044,521)		1,719,199,418

SHORT-TERM INVESTMENT(B)(C) — 5.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $88,825,208)	88,825,208	88,825,208

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $9,950,586 (collateralized by U.S. Treasury Obligations, with a par value of $10,156,016, 1.500%, 08/15/2026, with a total market value of $10,156,016)

(Cost $9,950,572)	$9,950,572	$9,950,572
TOTAL INVESTMENTS — 105.6%
(Cost $1,666,820,301)		$1,817,975,198

Percentages are based on Net Assets of $1,722,243,211.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $93,553,617.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $98,775,780.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,629,518,042	$89,681,376	$—	$1,719,199,418
Short-Term Investment	88,825,208	—	—	88,825,208
Repurchase Agreement	—	9,950,572	—	9,950,572
Total Investments in Securities	$1,718,343,250	$99,631,948	$—	$1,817,975,198

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRIA— 5.0%
Information Technology — 5.0%
AMS *	474,179	$8,423,003
S&T *	113,071	3,167,005
TOTAL AUSTRIA		11,590,008
CANADA— 0.4%
Information Technology — 0.4%
Sierra Wireless *	68,897	854,323
CHINA— 3.4%
Information Technology — 3.4%
Xiaomi, Cl B *	2,594,870	7,868,163
FRANCE— 3.5%
Industrials — 3.5%
Legrand	41,108	3,436,482
Schneider Electric	39,027	4,842,436
TOTAL FRANCE		8,278,918
ITALY— 0.6%
Information Technology — 0.6%
Datalogic	102,781	1,388,999
JAPAN— 1.2%
Information Technology — 1.2%
Nippon Ceramic	46,390	1,097,577
Renesas Electronics *	266,500	1,676,227
TOTAL JAPAN		2,773,804
NETHERLANDS— 1.9%
Information Technology — 1.9%
NXP Semiconductors	35,926	4,518,054
NORWAY— 1.4%
Information Technology — 1.4%
Nordic Semiconductor *	308,720	3,192,858
SWEDEN— 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B * (A)	339,066	525,211

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 9.7%
Consumer Discretionary — 0.1%
Garrett Motion *	116,103	$319,283
Industrials — 2.1%
ABB	192,774	4,917,562
Information Technology — 7.5%
Landis+Gyr Group *	50,181	3,045,579
STMicroelectronics	476,521	14,366,980
		17,412,559
TOTAL SWITZERLAND		22,649,404
TAIWAN— 8.6%
Information Technology — 8.6%
Advantech	1,330,721	13,764,594
eMemory Technology	129,662	2,293,495
MediaTek	217,800	4,127,151
TOTAL TAIWAN		20,185,240
UNITED KINGDOM— 0.3%
Information Technology — 0.3%
Spirent Communications	211,133	824,065
UNITED STATES— 63.7%
Consumer Discretionary — 8.1%
Garmin	130,110	13,480,697
Vivint Smart Home * (A)	305,588	5,424,187
		18,904,884
Health Care — 5.7%
DexCom *	31,224	13,283,002
Industrials — 19.3%
ADT	1,313,077	13,984,270
Emerson Electric	68,445	4,754,874
Honeywell International	29,010	4,802,606
Johnson Controls International	120,379	4,903,037
Resideo Technologies *	53,517	714,987
Rockwell Automation	19,970	4,603,684

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding *	271,613	$11,309,965
		45,073,423
Information Technology — 30.6%
Alarm.com Holdings *	83,756	5,014,471
Ambarella *	58,937	3,105,980
Analog Devices	34,903	4,079,463
Badger Meter	49,976	3,083,019
Belden	76,374	2,572,276
Cisco Systems	93,118	3,931,441
Digi International *	58,017	790,192
Fitbit, Cl A *	407,808	2,593,659
Impinj *	38,779	948,147
InterDigital	53,140	3,249,511
International Business Machines	34,730	4,282,556
Itron *	69,044	4,112,952
NETGEAR *	50,578	1,686,776
PTC *	17,553	1,604,520
QUALCOMM	47,561	5,664,515
Rambus *	194,404	2,610,846
Silicon Laboratories *	75,073	7,688,226
Skyworks Solutions	99,440	14,403,884
		71,422,434
TOTAL UNITED STATES		148,683,743
TOTAL COMMON STOCK
(Cost $201,663,393)		233,332,790

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,837,661)	2,837,661	2,837,661

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $317,887 (collateralized by U.S. Treasury Obligations, with a par value of $324,450, 1.500%, 08/15/2026, with a total market value of $324,450)
(Cost $317,887)	$317,887	$317,887
TOTAL INVESTMENTS — 101.3%
(Cost $204,818,941)		$236,488,338

Percentages are based on Net Assets of $233,522,374.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $3,153,362.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $3,155,548.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$232,508,725	$824,065	$—	$233,332,790
Short-Term Investment	2,837,661	—	—	2,837,661
Repurchase Agreement	—	317,887	—	317,887
Total Investments in Securities	$235,346,386	$1,141,952	$—	$236,488,338

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 9.0%
Financials — 1.8%
HUB24 (A)	243,317	$2,911,519
Zip * (A)	1,485,532	10,063,434
		12,974,953
Information Technology — 7.2%
Afterpay *	698,018	47,203,211
IRESS (A)	724,255	5,741,892
		52,945,103
TOTAL AUSTRALIA		65,920,056
BRAZIL— 8.7%
Information Technology — 8.7%
Pagseguro Digital, Cl A *	687,678	28,978,751
StoneCo, Cl A *	685,950	34,983,450
TOTAL BRAZIL		63,962,201
DENMARK— 2.7%
Information Technology — 2.7%
SimCorp	154,548	19,688,908
GERMANY— 2.0%
Financials — 2.0%
Hypoport *	24,752	14,889,801
ISRAEL— 0.9%
Information Technology — 0.9%
Sapiens International (A)	191,012	6,406,542
ITALY— 4.0%
Information Technology — 4.0%
Nexi *	1,640,697	29,265,925
JAPAN— 0.6%
Industrials — 0.6%
Makuake *	43,640	4,320,996
NETHERLANDS— 5.9%
Information Technology — 5.9%
Adyen *	25,745	43,505,651

Schedule of Investments	August 31, 2020 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 4.7%
Information Technology — 4.7%
Xero * (A)	456,990	$34,124,615
SWITZERLAND— 4.5%
Financials — 0.4%
Leonteq	71,588	2,866,064
Information Technology — 4.1%
Temenos	185,461	30,029,667
TOTAL SWITZERLAND		32,895,731
UNITED STATES— 57.0%
Financials — 4.3%
Blucora *	180,557	2,154,045
LendingClub * (A)	367,466	1,958,594
LendingTree * (A)	49,827	15,393,553
Virtu Financial, Cl A (A)	459,221	11,861,679
		31,367,871
Health Care — 2.1%
HealthEquity * (A)	272,400	15,657,552
Information Technology — 50.6%
Bill.com Holdings *	296,071	29,305,108
Black Knight *	383,297	32,235,278
Bottomline Technologies *	167,328	7,969,833
Envestnet *	204,135	16,941,164
Fidelity National Information Services	267,657	40,376,058
Fiserv *	367,159	36,561,693
GreenSky, Cl A * (A)	359,689	1,564,647
Guidewire Software *	256,706	28,830,651
Intuit (A)	126,440	43,671,111
Mitek Systems *	188,565	2,392,890
PayPal Holdings *	218,454	44,595,200
Square, Cl A *	356,866	56,941,538
SS&C Technologies Holdings	471,995	30,075,521
		371,460,692

Schedule of Investments	August 31, 2020 (Unaudited)

Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$418,486,115
TOTAL COMMON STOCK
(Cost $523,133,909)		733,466,541

SHORT-TERM INVESTMENT(B)(C) — 4.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $34,250,775)	34,250,775	34,250,775

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $3,836,920 (collateralized by U.S. Treasury Obligations, with a par value of $3,916,134, 1.500%, 08/15/2026, with a total market value of $3,916,134)
(Cost $3,836,915)	$3,836,915	3,836,915
TOTAL INVESTMENTS — 105.2%
(Cost $561,221,599)		$771,554,231

Percentages are based on Net Assets of $733,575,923.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $36,790,939.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $38,087,690.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

Schedule of Investments	August 31, 2020 (Unaudited)

Global X FinTech ETF

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$733,466,541	$—	$—	$733,466,541
Short-Term Investment	34,250,775	—	—	34,250,775
Repurchase Agreement	—	3,836,915	—	3,836,915
Total Investments in Securities	$767,717,316	$3,836,915	$—	$771,554,231

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 18.6%
Communication Services — 18.6%
Bilibili ADR *	231,623	$10,944,187
DouYu International Holdings ADR *	525,058	8,789,471
HUYA ADR *	103,768	2,980,217
JOYY ADR	112,963	9,651,559
NetEase ADR	28,308	13,791,941
TOTAL CHINA		46,157,375
FRANCE— 4.1%
Communication Services — 4.1%
Ubisoft Entertainment *	124,921	10,302,516
IRELAND— 1.3%
Information Technology — 1.3%
Keywords Studios	110,650	3,256,460
JAPAN— 24.2%
Communication Services — 24.2%
Akatsuki	18,266	698,464
Capcom	219,160	10,622,683
DeNA *	153,180	2,439,729
Gumi	72,718	693,271
GungHo Online Entertainment *	127,472	2,632,502
KLab *	95,780	793,011
Konami Holdings *	171,473	6,605,377
Nexon	436,550	10,221,638
Nintendo	29,121	15,581,362
Square Enix Holdings *	148,860	9,812,168
TOTAL JAPAN		60,100,205
SINGAPORE— 0.7%
Communication Services — 0.7%
IGG	1,572,600	1,816,064
SOUTH KOREA— 9.6%
Communication Services — 9.6%
Com2uSCorp	13,061	1,221,548
Gravity ADR *	12,125	1,078,883

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
JoyCity *	39,626	$633,803
NCSoft	13,278	9,221,610
Neowiz *	28,858	745,804
Netmarble *	45,265	6,344,492
Nexon GT *	60,304	936,618
Pearl Abyss *	13,558	2,077,242
Webzen *	33,856	981,850
Wemade	19,943	601,866
TOTAL SOUTH KOREA		23,843,716
SWEDEN— 6.8%
Communication Services — 6.8%
Embracer Group, Cl B *	533,949	10,524,273
Stillfront Group *	60,072	6,484,331
TOTAL SWEDEN		17,008,604
TAIWAN— 7.7%
Communication Services — 7.7%
Chinese Gamer International *	211,400	367,445
Gamania Digital Entertainment	257,400	593,902
Sea ADR *	118,696	18,137,936
TOTAL TAIWAN		19,099,283
UNITED STATES— 26.8%
Communication Services — 19.7%
Activision Blizzard	164,600	13,747,392
Electronic Arts *	93,584	13,052,160
Glu Mobile *	228,173	1,811,694
Take-Two Interactive Software *	64,444	11,032,168
Zynga, Cl A *	1,027,009	9,304,702
		48,948,116
Consumer Discretionary — 0.3%
Turtle Beach *	37,474	733,366
Information Technology — 6.8%
NVIDIA	31,710	16,964,216

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Video Games & Esports ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$66,645,698
TOTAL COMMON STOCK
(Cost $199,749,321)	248,229,921
TOTAL INVESTMENTS — 99.8%
(Cost $199,749,321)	$248,229,921

Percentages are based on Net Assets of $248,817,851.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$244,973,461	$3,256,460	$—	$248,229,921
Total Investments in Securities	$244,973,461	$3,256,460	$—	$248,229,921

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA— 1.8%
Materials — 1.8%
Orocobre * (A)	175,482	$337,423
Pilbara Minerals * (A)	1,591,599	406,089
TOTAL AUSTRALIA		743,512
BELGIUM— 0.9%
Materials — 0.9%
Umicore	8,045	370,326
CANADA— 1.6%
Industrials — 0.7%
Ballard Power Systems * (A)	17,188	285,321
Information Technology — 0.9%
BlackBerry *	74,215	387,402
TOTAL CANADA		672,723
CHILE— 1.8%
Materials — 1.8%
Lundin Mining	57,722	361,939
Sociedad Quimica y Minera de Chile ADR	12,092	379,205
TOTAL CHILE		741,144
CHINA— 5.2%
Communication Services — 1.3%
Baidu ADR *	4,404	548,606
Consumer Discretionary — 3.2%
BYD, Cl H	37,745	375,008
Geely Automobile Holdings	182,300	385,292
NIO ADR *	30,357	577,694
		1,337,994
Materials — 0.7%
Ganfeng Lithium, Cl H (A)	57,424	290,819
TOTAL CHINA		2,177,419
FRANCE— 0.9%
Consumer Discretionary — 0.9%
Renault *	13,535	385,900

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 2.7%
Consumer Discretionary — 2.7%
Continental	4,064	$443,261
Daimler	13,371	681,934
TOTAL GERMANY		1,125,195
JAPAN— 8.1%
Consumer Discretionary — 7.3%
Denso	10,992	461,986
Honda Motor	21,786	560,649
Nissan Motor *	99,104	403,257
Panasonic	48,200	444,479
Toyota Motor	17,330	1,144,929
		3,015,300
Industrials — 0.8%
GS Yuasa	19,550	323,913
TOTAL JAPAN		3,339,213
LUXEMBOURG— 0.8%
Materials — 0.8%
APERAM	11,840	350,743
NETHERLANDS— 2.1%
Consumer Discretionary — 0.7%
TomTom *	36,959	297,251
Information Technology — 1.4%
NXP Semiconductors	4,506	566,674
TOTAL NETHERLANDS		863,925
RUSSIA— 1.3%
Communication Services — 1.3%
Yandex, Cl A *	7,903	539,222
SOUTH KOREA— 4.6%
Consumer Discretionary — 2.8%
Hyundai Motor	4,571	679,166
Kia Motors	12,956	462,987
		1,142,153

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Samsung Electronics	16,686	$758,519
TOTAL SOUTH KOREA		1,900,672
SWEDEN— 2.0%
Consumer Discretionary — 2.0%
Autoliv *	5,469	428,442
Veoneer *	29,922	415,317
TOTAL SWEDEN		843,759
UNITED KINGDOM— 2.0%
Consumer Discretionary — 1.0%
Fiat Chrysler Automobiles *	39,019	430,760
Materials — 1.0%
Johnson Matthey	12,530	398,457
TOTAL UNITED KINGDOM		829,217
UNITED STATES— 62.8%
Communication Services — 3.0%
Alphabet, Cl A *	755	1,230,295
Consumer Discretionary — 14.6%
American Axle & Manufacturing Holdings *	45,463	353,702
Aptiv *	5,784	498,118
BorgWarner	10,184	413,368
Dana *	26,408	368,392
Ford Motor *	74,302	506,740
General Motors *	20,866	618,260
Gentherm *	8,528	385,721
Harley-Davidson	12,513	346,735
Lear *	3,333	379,729
Tesla *	3,685	1,836,309
Visteon *	4,835	364,704
		6,071,778
Industrials — 10.6%
Bloom Energy, Cl A *	19,413	304,008
EnerSys	5,204	374,584
General Electric	102,238	648,189

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	5,031	$832,882
Hyster-Yale Materials Handling	8,707	351,240
ITT	6,061	380,692
Johnson Controls International	13,874	565,088
Plug Power *	38,882	504,688
Westinghouse Air Brake Technologies	6,549	435,836
		4,397,207
Information Technology — 29.2%
Advanced Micro Devices *	13,196	1,198,461
Ambarella *	7,347	387,187
Apple	11,724	1,512,865
CEVA *	8,860	374,335
Cisco Systems	24,694	1,042,580
II-VI *	7,932	352,974
Intel	19,423	989,602
Maxim Integrated Products *	6,415	439,042
Micron Technology *	13,672	622,213
Microsoft	5,504	1,241,317
NVIDIA	2,798	1,496,874
ON Semiconductor *	18,040	385,515
QUALCOMM	10,832	1,290,091
Rogers *	2,764	313,189
Xilinx	4,899	510,280
		12,156,525
Materials — 5.4%
Albemarle	4,526	411,911
Allegheny Technologies *	31,599	263,220
Cabot	8,856	327,760
Carpenter Technology	14,074	295,976
Freeport-McMoRan Copper & Gold *	33,837	528,196
Livent *	51,543	437,085
		2,264,148

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$26,119,953
TOTAL COMMON STOCK
(Cost $38,076,631)		41,002,923

PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)
(Cost $589,856)	3,239	539,756

SHORT-TERM INVESTMENT(C)(D) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $827,299)	827,299	827,299

REPURCHASE AGREEMENT(C) — 0.2%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $92,678 (collateralized by U.S. Treasury Obligations, with a par value of $94,591, 1.500%, 08/15/2026, with a total market value of $94,591)
(Cost $92,678)	$92,678	92,678
TOTAL INVESTMENTS — 102.1%
(Cost $39,586,464)		$42,462,656

Percentages are based on Net Assets of $41,594,148.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $885,371.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $919,977.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,604,466	$398,457	$—	$41,002,923
Preferred Stock	539,756	—	—	539,756
Short-Term Investment	827,299	—	—	827,299
Repurchase Agreement	—	92,678	—	92,678
Total Investments in Securities	$41,971,521	$491,135	$—	$42,462,656

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.1%
CANADA— 4.7%
Information Technology — 4.7%
Shopify, Cl A *	50,931	$54,313,837
CHINA— 3.3%
Consumer Discretionary — 1.5%
Alibaba Group Holding ADR *	60,945	17,493,043
Information Technology — 1.8%
21Vianet Group ADR *	706,487	16,397,563
Kingsoft	675,400	3,616,588
		20,014,151
TOTAL CHINA		37,507,194
NEW ZEALAND— 4.0%
Information Technology — 4.0%
Xero *	619,952	46,293,405
UNITED STATES— 88.1%
Communication Services — 4.5%
Alphabet, Cl A *	6,717	10,945,553
Netflix *	76,938	40,743,287
		51,688,840
Consumer Discretionary — 2.0%
Amazon.com *	6,538	22,562,377
Information Technology — 76.7%
2U *	534,082	22,105,654
Akamai Technologies *	330,470	38,476,622
Anaplan *	789,991	48,386,949
Benefitfocus *	267,791	2,768,959
Box, Cl A *	1,265,627	24,844,258
Cornerstone OnDemand *	535,326	18,880,948
Coupa Software *	183,267	60,063,926
Dropbox, Cl A *	1,534,950	32,494,892
Everbridge *	288,503	42,874,431
International Business Machines	19,839	2,446,347
Microsoft	90,043	20,307,398
Mimecast *	524,987	25,850,360
Paycom Software *	123,791	37,070,453

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paylocity Holding *	281,834	$41,500,057
Proofpoint *	265,077	29,070,995
Qualys *	306,178	32,497,733
RealPage *	500,579	31,346,257
salesforce.com *	199,253	54,326,330
SPS Commerce *	293,942	23,480,087
Twilio, Cl A *	287,503	77,556,809
Workday, Cl A *	209,643	50,253,524
Workiva, Cl A *	322,674	19,037,766
Zoom Video Communications, Cl A *	238,745	77,615,999
Zscaler *	481,134	68,965,747
		882,222,501
Real Estate — 4.9%
CoreSite Realty ‡	46,617	5,708,252
CyrusOne ‡	141,453	11,815,569
Digital Realty Trust ‡	215,971	33,615,886
QTS Realty Trust, Cl A ‡	73,987	5,017,798
		56,157,505
TOTAL UNITED STATES		1,012,631,223
TOTAL COMMON STOCK
(Cost $879,058,456)		1,150,745,659
TOTAL INVESTMENTS — 100.1%
(Cost $879,058,456)		$1,150,745,659

Percentages are based on Net Assets of $1,149,742,712.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
ISRAEL— 7.3%
Information Technology — 7.3%
Check Point Software Technologies *	16,652	$2,102,482
RADWARE *	23,966	621,199
Tufin Software Technologies *	18,313	185,144
TOTAL ISRAEL		2,908,825
JAPAN— 5.4%
Information Technology — 5.4%
Digital Arts	7,290	563,704
Trend Micro	25,850	1,599,095
TOTAL JAPAN		2,162,799
SOUTH KOREA— 0.7%
Information Technology — 0.7%
Ahnlab	5,224	282,331
UNITED KINGDOM— 4.1%
Information Technology — 4.1%
Avast	228,150	1,637,389
UNITED STATES— 82.5%
Information Technology — 82.5%
A10 Networks *	40,795	348,797
Crowdstrike Holdings, Cl A *	19,521	2,454,374
CyberArk Software *	13,415	1,482,358
FireEye *	114,721	1,684,104
Fortinet *	16,344	2,157,490
Mimecast *	32,276	1,589,270
MobileIron *	59,670	389,645
NortonLifeLock	82,782	1,947,033
Okta, Cl A *	11,643	2,507,553
OneSpan *	20,844	449,188
Palo Alto Networks *	8,960	2,306,394
Ping Identity Holding *	41,165	1,418,958
Proofpoint *	10,879	1,193,100
Qualys *	12,521	1,328,979
Rapid7 *	26,026	1,680,499

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sailpoint Technologies Holdings *	46,675	$1,831,060
Tenable Holdings *	50,671	1,907,256
Varonis Systems *	16,252	2,007,610
VirnetX Holding	36,570	181,753
Zix *	29,570	179,194
Zscaler *	26,264	3,764,681
TOTAL UNITED STATES		32,809,296
TOTAL COMMON STOCK
(Cost $34,144,491)		39,800,640
TOTAL INVESTMENTS — 100.0%
(Cost $34,144,491)		$39,800,640

Percentages are based on Net Assets of $39,781,683.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,163,251	$1,637,389	$—	$39,800,640
Total Investments in Securities	$38,163,251	$1,637,389	$—	$39,800,640

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Artificial Intellegence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL— 0.3%
Information Technology — 0.3%
StoneCo, Cl A *	5,810	$296,310
CANADA— 5.0%
Industrials — 1.2%
Thomson Reuters	13,957	1,065,896
Information Technology — 3.8%
BlackBerry *	52,673	274,953
Open Text	7,620	345,983
Shopify, Cl A *	2,713	2,893,197
		3,514,133
TOTAL CANADA		4,580,029
CHINA— 10.5%
Communication Services — 3.9%
Baidu ADR *	7,675	956,075
Tencent Holdings	35,051	2,399,251
Tencent Music Entertainment Group ADR *	18,829	294,297
		3,649,623
Consumer Discretionary — 6.6%
Alibaba Group Holding ADR *	9,999	2,870,013
Meituan Dianping, Cl B *	98,091	3,235,042
		6,105,055
TOTAL CHINA		9,754,678
GERMANY— 4.2%
Industrials — 2.8%
Siemens	18,905	2,614,993
Information Technology — 1.4%
Infineon Technologies	36,929	1,022,861
Software	5,315	265,572
		1,288,433
TOTAL GERMANY		3,903,426
ISRAEL— 0.5%
Information Technology — 0.5%
Wix.com *	1,450	427,214

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Artificial Intellegence & Technology ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 0.4%
Industrials — 0.4%
Toshiba	12,810	$369,037
NEW ZEALAND— 0.3%
Information Technology — 0.3%
Xero *	4,072	304,067
SOUTH KOREA— 3.6%
Information Technology — 3.6%
Samsung Electronics	55,746	2,534,122
SK Hynix	12,121	766,299
TOTAL SOUTH KOREA		3,300,421
SWEDEN— 0.8%
Information Technology — 0.8%
Hexagon, Cl B *	9,913	719,947
SWITZERLAND— 0.8%
Information Technology — 0.8%
STMicroelectronics	25,557	768,397
TAIWAN— 0.7%
Information Technology — 0.7%
Macronix International	225,000	231,583
Phison Electronics	22,590	213,262
Winbond Electronics	535,600	221,786
TOTAL TAIWAN		666,631
UNITED KINGDOM— 1.3%
Industrials — 1.0%
Experian	25,860	966,049
Information Technology — 0.3%
Computacenter	9,933	268,657
TOTAL UNITED KINGDOM		1,234,706
UNITED STATES— 71.4%
Communication Services — 11.4%
Alphabet, Cl A *	1,661	2,706,649
Facebook, Cl A *	10,827	3,174,476

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Artificial Intellegence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	5,274	$2,792,900
Snap, Cl A *	34,077	769,800
Twitter *	22,071	895,641
Yelp, Cl A *	10,478	242,251
		10,581,717
Consumer Discretionary — 4.3%
Amazon.com *	841	2,902,257
eBay	19,773	1,083,165
		3,985,422
Industrials — 4.7%
Nielsen Holdings	16,472	251,692
Northrop Grumman	4,693	1,607,869
Uber Technologies *	49,164	1,653,385
Verisk Analytics, Cl A	4,559	851,029
		4,363,975
Information Technology — 51.0%
Adobe *	5,812	2,983,823
Advanced Micro Devices *	33,135	3,009,321
Ambarella *	5,516	290,693
Anaplan *	5,614	343,857
Cisco Systems	52,886	2,232,847
Cloudera *	21,637	285,825
Cornerstone OnDemand *	6,859	241,917
Crowdstrike Holdings, Cl A *	4,244	533,598
DXC Technology *	14,243	284,575
Envestnet *	3,245	269,303
Fair Isaac *	821	345,469
FireEye *	18,709	274,648
Fortinet *	4,543	599,699
Genpact	6,452	272,145
Hewlett Packard Enterprise	36,083	348,923
HubSpot *	1,257	376,698
Intel	41,509	2,114,884
International Business Machines	19,782	2,439,318
Juniper Networks	9,911	247,775

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Artificial Intellegence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lattice Semiconductor *	8,546	$244,416
LivePerson *	6,346	378,602
Microchip Technology	7,153	784,684
Micron Technology *	15,854	721,516
Microsoft	12,435	2,804,466
NetApp	6,219	294,718
NortonLifeLock	16,589	390,173
Nuance Communications *	9,407	281,834
NVIDIA	6,215	3,324,901
Oracle	45,170	2,584,627
Pegasystems	2,401	308,456
PROS Holdings *	6,266	244,374
PTC *	3,360	307,138
Pure Storage, Cl A *	13,872	211,687
QUALCOMM	28,085	3,344,923
salesforce.com *	13,357	3,641,786
Seagate Technology	7,205	345,768
ServiceNow *	5,825	2,807,767
Splunk *	4,468	979,966
Synopsys *	4,239	938,091
Teradata *	12,188	296,778
Trade Desk, Cl A *	1,174	565,046
Twilio, Cl A *	3,650	984,624
Verint Systems *	5,675	269,903
Workday, Cl A *	4,924	1,180,332
Xilinx	6,841	712,559
Zebra Technologies, Cl A *	1,485	425,497
Zendesk *	3,285	316,608
		47,186,558
TOTAL UNITED STATES		66,117,672
TOTAL COMMON STOCK
(Cost $75,077,310)		92,442,535

TOTAL INVESTMENTS — 99.8%
(Cost $75,077,310)		$92,442,535

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Artificial Intellegence & Technology ETF

Percentages are based on Net Assets of $92,584,564.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$91,207,829	$1,234,706	$—	$92,442,535
Total Investments in Securities	$91,207,829	$1,234,706	$—	$92,442,535

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 27.6%
Activision Blizzard	31,784	$2,654,600
Alphabet, Cl A *	1,608	2,620,284
Cargurus, Cl A *	10,094	246,092
Cars.com *	43,234	375,271
Facebook, Cl A *	11,137	3,265,369
IAC *	5,351	711,629
iHeartMedia *	29,570	272,635
Live Nation Entertainment *	14,517	824,566
Match Group *	16,444	1,836,466
Netflix *	5,231	2,770,128
Snap, Cl A *	78,902	1,782,396
Spotify Technology *	12,586	3,551,267
TripAdvisor *	11,084	259,033
Twitter *	53,073	2,153,702
Walt Disney *	19,204	2,532,431
Yelp, Cl A *	8,909	205,976
Zillow Group, Cl A *	4,988	425,377
Zynga, Cl A *	64,671	585,919
		27,073,141
Consumer Discretionary — 41.6%
Amazon.com *	951	3,281,864
AutoNation *	6,399	363,847
Bed Bath & Beyond * (A)	33,843	412,208
Booking Holdings *	1,414	2,701,376
Bright Horizons Family Solutions *	3,936	523,527
Capri Holdings *	13,986	221,538
CarMax *	11,041	1,180,614
Carter's *	2,941	234,162
Carvana, Cl A *	4,320	932,947
Chegg *	8,426	621,334
Children's Place Retail Stores *	8,506	169,822
Chipotle Mexican Grill, Cl A *	1,882	2,465,947
Columbia Sportswear *	4,555	389,771

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Designer Brands, Cl A *	36,743	$259,038
Dick's Sporting Goods	7,589	410,717
eBay	58,803	3,221,228
Etsy *	7,980	955,206
Expedia Group *	9,099	893,067
GoPro, Cl A *	70,670	324,375
Graham Holdings, Cl B	542	231,949
Groupon, Cl A *	10,721	341,249
Grubhub *	6,199	448,498
Home Depot	9,963	2,839,854
K12 *	8,306	309,066
L Brands *	18,658	548,545
Laureate Education, Cl A *	19,468	243,739
Lowe's	20,571	3,387,838
Lululemon Athletica *	8,413	3,160,512
NIKE, Cl B	22,755	2,546,057
Peloton Interactive, Cl A *	7,030	538,990
Planet Fitness, Cl A *	5,395	327,962
Skechers USA, Cl A *	9,068	270,680
Starbucks	27,120	2,290,826
Strategic Education	1,498	153,650
Under Armour, Cl A *	19,791	194,150
VF	26,751	1,758,878
Wayfair, Cl A *	4,550	1,349,348
WW International *	10,222	240,013
		40,744,392
Consumer Staples — 2.5%
Costco Wholesale	6,344	2,205,555
Sprouts Farmers Market *	10,266	239,711
		2,445,266
Financials — 1.1%
Blucora *	15,019	179,177
LendingClub *	23,994	127,888
LendingTree *	1,038	320,679
Nelnet, Cl A	4,257	278,791

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	28,481	$217,595
		1,124,130
Industrials — 3.6%
Avis Budget Group *	13,376	456,255
Lyft, Cl A *	20,157	598,058
Uber Technologies *	72,042	2,422,773
		3,477,086
Information Technology — 17.3%
2U *	8,884	367,709
Apple	29,184	3,765,903
Fiserv *	19,725	1,964,216
Fitbit, Cl A *	29,249	186,024
Intuit	7,892	2,725,817
PayPal Holdings *	18,475	3,771,487
Pluralsight, Cl A *	16,769	320,959
Square, Cl A *	24,045	3,836,620
		16,938,735
Real Estate — 6.3%
American Campus Communities ‡	9,297	315,168
AvalonBay Communities ‡	9,538	1,507,575
Camden Property Trust ‡	6,743	613,208
Equity Residential ‡	25,206	1,422,880
Independence Realty Trust ‡	22,709	265,922
Investors Real Estate Trust ‡	3,645	259,160
Invitation Homes ‡	36,701	1,050,750
UDR ‡	20,196	703,023
		6,137,686
TOTAL UNITED STATES		97,940,436
TOTAL COMMON STOCK
(Cost $79,098,636)		97,940,436

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $276,536)	276,536	276,536

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $30,979 (collateralized by U.S. Treasury Obligations, with a par value of $31,618, 1.500%, 08/15/2026, with a total market value of $31,618)
(Cost $30,979)	$30,979	$30,979
TOTAL INVESTMENTS — 100.3%
(Cost $79,406,151)		$98,247,951

Percentages are based on Net Assets of $97,991,510.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $303,282.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $307,515.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,940,436	$—	$—	$97,940,436
Short-Term Investment	276,536	—	—	276,536
Repurchase Agreement	—	30,979	—	30,979
Total Investments in Securities	$98,216,972	$30,979	$—	$98,247,951

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 3.0%
Consumer Discretionary — 3.0%
G8 Education *	21,824	$16,624
IDP Education	11,888	176,451
TOTAL AUSTRALIA		193,075
BRAZIL— 2.6%
Consumer Discretionary — 2.6%
Arco Platform, Cl A *	1,600	72,384
YDUQS Participacoes	19,600	96,287
TOTAL BRAZIL		168,671
CHINA— 39.1%
Consumer Discretionary — 39.1%
China East Education Holdings	129,600	286,285
GSX Techedu ADR *	8,224	702,330
Koolearn Technology Holding *	43,200	206,798
New Oriental Education & Technology Group ADR *	3,656	536,079
Scholar Education Group	28,000	86,347
TAL Education Group ADR *	8,600	634,766
Youdao ADR *	1,280	38,067
TOTAL CHINA		2,490,672
JAPAN— 6.1%
Communication Services — 1.1%
Gakken Holdings	2,800	42,458
V-Cube	1,760	27,883
		70,341
Consumer Discretionary — 3.8%
Benesse Holdings	6,160	156,897
Media Do *	640	40,798
Riso Kyoiku *	11,600	32,379
Tokyo Individualized Educational Institute *	2,800	13,836
		243,910
Industrials — 0.6%
Insource	1,440	35,767

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Edulab *	480	$35,622
TOTAL JAPAN		385,640
SOUTH KOREA— 0.6%
Communication Services — 0.3%
Woongjin Thinkbig	7,600	17,498
Consumer Discretionary — 0.3%
MegaStudyEdu	640	17,671
TOTAL SOUTH KOREA		35,169
UNITED KINGDOM— 5.8%
Communication Services — 5.8%
Pearson	49,600	371,510
UNITED STATES— 42.8%
Communication Services — 5.8%
Bandwidth, Cl A *	1,432	225,511
John Wiley & Sons, Cl A	3,040	96,216
Scholastic	1,992	44,820
		366,547
Consumer Discretionary — 13.6%
Bright Horizons Family Solutions *	3,072	408,607
Chegg *	4,904	361,621
Houghton Mifflin Harcourt *	10,488	23,703
K12 *	2,032	75,611
		869,542
Information Technology — 23.4%
2U *	3,792	156,951
8x8 *	9,840	166,099
Pluralsight, Cl A *	5,192	99,375
RingCentral, Cl A *	920	267,509
Rosetta Stone *	1,280	38,886
Slack Technologies, Cl A *	7,864	258,254
Zoom Video Communications, Cl A *	1,552	504,555
		1,491,629

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Education ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,727,718
TOTAL COMMON STOCK
(Cost $6,299,716)		6,372,455

U.S. TREASURY OBLIGATION — 14.1%
United States Treasury Bill
0.066%, 09/17/20(A)
(Cost $899,974)	$900,000	899,963
TOTAL INVESTMENTS — 114.1%
(Cost $7,199,690)		$7,272,418

Percentages are based on Net Assets of $6,373,313.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,000,945	$371,510	$—	$6,372,455
U.S Treasury Obligation	—	899,963	—	899,963
Total Investments in Securities	$6,000,945	$1,271,473	$—	$7,272,418

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 1.1%
Health Care — 1.1%
Cann Group * (A)	566,781	$167,666
CANADA— 75.1%
Consumer Discretionary — 4.9%
Fire & Flower Holdings * (A)	615,801	430,084
Namaste Technologies *	1,523,203	327,332
		757,416
Health Care — 70.2%
Aleafia Health *	1,316,524	555,730
Aphria * (A)	270,011	1,317,986
Aurora Cannabis * (A)	126,418	1,238,896
Auxly Cannabis Group * (A)	2,943,258	361,427
Canopy Growth * (A)	70,536	1,164,457
Cronos Group *	196,491	1,090,318
Green Organic Dutchman Holdings * (A)	1,859,835	513,865
HEXO * (A)	1,071,077	780,938
MediPharm Labs *	577,424	412,145
Organigram Holdings * (A)	601,649	766,520
Sundial Growers *	352,869	119,975
Supreme Cannabis * (A)	1,717,776	263,675
Tetra Bio-Pharma *	1,072,425	156,384
Tilray, Cl 2 * (A)	174,537	1,171,143
Valens * (A)	466,358	816,068
		10,729,527
TOTAL CANADA		11,486,943

UNITED KINGDOM— 6.9%
Health Care — 6.9%
GW Pharmaceuticals ADR *	10,086	1,048,440
UNITED STATES— 16.8%
Health Care — 16.8%
cbdMD *	160,982	397,626
Charlottes Web Holdings * (A)	209,605	715,870
Corbus Pharmaceuticals Holdings *	116,053	1,077,552
Zynerba Pharmaceuticals *	100,996	381,765

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cannabis ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,572,813
TOTAL COMMON STOCK
(Cost $18,196,249)		15,275,862

SHORT-TERM INVESTMENT(B)(C) — 18.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,789,822)	2,789,822	2,789,822

REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $312,528 (collateralized by U.S. Treasury Obligations, with a par value of $318,980, 1.500%, 08/15/2026, with a total market value of $318,980)
(Cost $312,528)	$312,528	312,528
TOTAL INVESTMENTS — 120.2%
(Cost $21,298,599)		$18,378,212

Percentages are based on Net Assets of $15,284,714.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $2,971,600.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $3,102,350.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Cannabis ETF

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,275,862	$—	$—	$15,275,862
Short-Term Investment	2,789,822	—	—	2,789,822
Repurchase Agreement	—	312,528	—	312,528
Total Investments in Securities	$18,065,684	$312,528	$—	$18,378,212

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 2.9%
Health Care — 2.9%
Genscript Biotech *	887,218	$1,714,873
JAPAN— 1.9%
Health Care — 1.9%
Takara Bio	40,720	1,098,589
NETHERLANDS— 2.5%
Health Care — 2.5%
ProQR Therapeutics *	37,576	236,729
uniQure *	29,353	1,196,722
TOTAL NETHERLANDS		1,433,451
SWITZERLAND— 5.8%
Health Care — 5.8%
CRISPR Therapeutics *	36,012	3,365,682
UNITED STATES— 86.7%
Health Care — 86.7%
Adverum Biotechnologies *	62,518	762,720
Agilent Technologies	24,990	2,509,496
Allogene Therapeutics *	45,251	1,613,198
Alnylam Pharmaceuticals *	13,414	1,779,233
Arrowhead Pharmaceuticals *	50,854	2,148,073
BioMarin Pharmaceutical *	20,316	1,585,257
Bluebird Bio *	33,802	2,004,459
Blueprint Medicines *	26,780	2,073,575
CareDx *	36,457	1,245,007
Dicerna Pharmaceuticals *	53,812	996,598
Editas Medicine *	47,249	1,664,582
Gilead Sciences	11,494	767,224
Homology Medicines *	36,223	385,050
Illumina *	6,035	2,155,823
Intellia Therapeutics *	34,318	740,582
Invitae *	102,179	3,572,178

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Luminex	36,960	$986,462
Myriad Genetics *	63,818	853,247
NanoString Technologies *	32,373	1,310,459
Natera *	52,087	3,318,463
Pacific Biosciences of California *	122,073	805,682
Precision BioSciences *	30,398	171,445
PTC Therapeutics *	37,754	1,865,991
QIAGEN *	44,760	2,280,970
REGENXBIO *	30,633	934,919
Rocket Pharmaceuticals *	45,834	1,171,975
Sangamo Therapeutics *	103,138	1,138,128
Sarepta Therapeutics *	16,431	2,405,827
Sorrento Therapeutics *	124,663	998,551
Ultragenyx Pharmaceutical *	29,106	2,475,756
Veracyte *	41,998	1,398,953
Vertex Pharmaceuticals *	3,471	968,826
Voyager Therapeutics *	20,426	240,823
WaVe Life Sciences *	24,502	307,010
ZIOPHARM Oncology *	173,575	487,746
TOTAL UNITED STATES		50,124,288
TOTAL COMMON STOCK
(Cost $51,291,006)		57,736,883
TOTAL INVESTMENTS — 99.8%
(Cost $51,291,006)		$57,736,883

Percentages are based on Net Assets of $57,833,923.

*	Non-income producing security.

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Genomics & Biotechnology ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 0.8%
Health Care — 0.8%
Pro Medicus	136,416	$2,618,010
CHINA— 7.1%
Health Care — 7.1%
Alibaba Health Information Technology *	4,664,800	11,267,531
Ping An Healthcare and Technology *	784,000	11,431,005
TOTAL CHINA		22,698,536
GERMANY— 3.5%
Health Care — 3.5%
CompuGroup Medical & KgaA	122,696	11,034,657
JAPAN— 4.7%
Health Care — 4.7%
M3 *	258,720	14,979,875
NETHERLANDS— 1.6%
Consumer Discretionary — 1.6%
Shop Apotheke Europe *	27,048	5,149,782
UNITED STATES— 82.3%
Financials — 1.4%
eHealth *	70,560	4,453,747
Health Care — 76.6%
1Life Healthcare *	134,064	3,910,647
Agilent Technologies	124,264	12,478,591
Allscripts Healthcare Solutions *	437,864	3,910,126
BioTelemetry *	108,584	4,297,755
Cerner	160,720	11,792,026
Change Healthcare *	692,664	9,801,196
Codexis *	157,976	2,180,069
Computer Programs and Systems	38,416	1,051,062
DexCom *	27,832	11,840,011
Evolent Health, Cl A *	221,088	3,168,191
Guardant Health *	140,336	13,402,088

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	30,576	$10,922,359
Inovalon Holdings, Cl A *	222,656	5,509,623
Insulet *	58,800	12,833,100
Invitae *	328,496	11,484,220
iRhythm Technologies *	78,400	17,262,112
Laboratory Corp of America Holdings *	60,368	10,609,676
Livongo Health *	90,552	12,432,790
NeoGenomics *	287,336	11,191,737
NextGen Healthcare *	156,408	2,073,970
Omnicell *	130,536	8,704,140
Ontrak *	29,008	2,116,133
Personalis *	51,352	1,171,852
Phreesia *	61,936	1,953,461
Premier, Cl A	216,384	7,086,576
R1 RCM *	291,648	4,228,896
SmileDirectClub, Cl A *	214,424	1,741,123
Tabula Rasa HealthCare *	59,192	2,995,115
Tandem Diabetes Care *	116,816	13,167,500
Teladoc Health *	52,920	11,414,315
Veeva Systems, Cl A *	46,648	13,167,331
Veracyte *	126,616	4,217,579
		244,115,370
Information Technology — 4.3%
Nuance Communications *	460,600	13,799,576
TOTAL UNITED STATES		262,368,693
TOTAL COMMON STOCK
(Cost $309,207,211)		318,849,553
TOTAL INVESTMENTS — 100.0%
(Cost $309,207,211)		$318,849,553

Percentages are based on Net Assets of $318,813,271.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Telemedicine & Digital Health ETF

*	Non-income producing security.

Cl — Class

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear *	1,907	$270,994
BELGIUM— 1.8%
Health Care — 1.8%
UCB	5,781	688,056
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	14,130	113,218
CHINA— 4.1%
Health Care — 4.1%
BeiGene ADR *	2,299	555,369
Hansoh Pharmaceutical Group *	171,600	813,700
Luye Pharma Group	193,147	104,671
Venus MedTech Hangzhou, Cl H *	14,500	117,307
TOTAL CHINA		1,591,047
DENMARK— 6.5%
Health Care — 6.5%
Demant *	7,253	216,961
Genmab *	1,940	734,281
GN Store Nord	4,214	305,930
H Lundbeck	5,931	195,138
Novo Nordisk, Cl B	16,175	1,073,588
TOTAL DENMARK		2,525,898
FRANCE— 2.3%
Health Care — 2.3%
BioMerieux	3,514	533,723
Korian *	2,818	109,396
Orpea *	1,917	230,753
TOTAL FRANCE		873,872

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 2.0%
Health Care — 2.0%
Fresenius Medical Care & KGaA	9,033	$767,658
IRELAND— 0.3%
Health Care — 0.3%
Amarin ADR *	16,413	127,365
ITALY— 0.6%
Health Care — 0.6%
Amplifon *	6,678	222,983
JAPAN— 6.2%
Health Care — 6.2%
Chugai Pharmaceutical	22,778	1,014,050
H.U. Group Holdings *	4,552	112,335
Kissei Pharmaceutical	4,003	87,274
Mochida Pharmaceutical	2,450	90,450
Nipro	8,975	101,137
Terumo	22,526	915,527
Toho Holdings *	4,463	86,276
TOTAL JAPAN		2,407,049
NEW ZEALAND— 0.4%
Health Care — 0.4%
Ryman Healthcare	14,851	134,908
SOUTH KOREA— 2.8%
Health Care — 2.8%
Celltrion *	4,008	1,002,084
Helixmith *	1,987	82,380
TOTAL SOUTH KOREA		1,084,464
SPAIN— 0.4%
Health Care — 0.4%
Pharma Mar	1,689	172,302

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.7%
Health Care — 0.7%
Attendo *	24,581	$135,830
Elekta, Cl B	10,891	136,943
TOTAL SWEDEN		272,773
SWITZERLAND— 4.9%
Health Care — 4.9%
Alcon *	14,525	828,479
Medacta Group *	1,576	149,820
Sonova Holding *	1,923	450,825
Straumann Holding	467	460,958
TOTAL SWITZERLAND		1,890,082
UNITED KINGDOM— 1.6%
Consumer Discretionary — 0.2%
McCarthy & Stone *	95,876	92,172
Health Care — 1.4%
Smith & Nephew	25,853	526,683
TOTAL UNITED KINGDOM		618,855
UNITED STATES— 64.3%
Health Care — 59.6%
AbbVie	12,178	1,166,287
ABIOMED *	1,340	412,211
ACADIA Pharmaceuticals *	4,598	182,035
Aerie Pharmaceuticals *	7,117	78,287
Agios Pharmaceuticals *	2,342	96,045
Align Technology *	2,339	694,636
Alkermes *	6,027	99,687
Amedisys *	959	231,982
Amgen	4,341	1,099,662
Becton Dickinson	3,805	923,740
Biogen Idec *	3,021	868,960

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bluebird Bio *	2,216	$131,409
Blueprint Medicines *	1,561	120,868
Boston Scientific *	27,233	1,117,098
Bristol-Myers Squibb	16,427	1,021,759
Brookdale Senior Living *	29,988	82,467
DaVita *	3,726	323,268
DENTSPLY SIRONA	6,571	294,841
DexCom *	2,708	1,152,010
Edwards Lifesciences *	13,860	1,189,742
Ensign Group	2,569	150,389
Envista Holdings *	5,817	139,550
Epizyme *	5,669	73,697
Exact Sciences *	4,345	327,135
Exelixis *	9,063	201,380
FibroGen *	2,647	118,665
Glaukos *	2,926	139,951
Halozyme Therapeutics *	5,388	156,225
Incyte *	6,443	620,783
Inogen *	1,863	56,318
Insulet *	1,846	402,890
Integer Holdings *	1,495	103,544
Integra LifeSciences Holdings *	2,506	119,762
Ionis Pharmaceuticals *	4,133	225,249
LHC Group *	933	194,475
LivaNova *	1,979	92,815
Medtronic	9,634	1,035,366
Merit Medical Systems *	2,849	139,886
Myriad Genetics *	6,689	89,432
National HealthCare	1,223	77,905
Natus Medical *	3,891	70,661
Neurocrine Biosciences *	2,737	318,642
Novocure *	2,907	240,554

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
NuVasive *	1,764	$91,957
Pennant Group *	5,504	203,868
Quest Diagnostics	3,962	440,733
Radius Health *	7,568	93,692
Regeneron Pharmaceuticals *	1,867	1,157,409
Sage Therapeutics *	3,174	166,445
Seattle Genetics *	5,086	805,317
Silk Road Medical *	2,659	162,146
Stryker	5,424	1,074,820
Tactile Systems Technology *	2,092	80,396
Varian Medical Systems *	2,694	467,867
Vertex Pharmaceuticals *	3,834	1,070,146
Zimmer Biomet Holdings	6,143	865,426
		23,062,490
Real Estate — 4.7%
Diversified Healthcare Trust ‡	31,655	120,289
LTC Properties ‡	2,837	103,522
National Health Investors ‡	1,787	111,241
Omega Healthcare Investors ‡	6,641	205,671
Sabra Health Care ‡	7,661	113,613
Ventas ‡	11,078	456,524
Welltower ‡	12,200	701,745
		1,812,605
TOTAL UNITED STATES		24,875,095
TOTAL COMMON STOCK
(Cost $33,484,337)		38,636,619
TOTAL INVESTMENTS — 99.9%
(Cost $33,484,337)		$38,636,619

Percentages are based on Net Assets of $38,686,443.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Longevity Thematic ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,017,764	$618,855	$—	$38,636,619
Total Investments in Securities	$38,017,764	$618,855	$—	$38,636,619

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.4%
Consumer Staples — 0.4%
Blackmores *	1,544	$72,018
CANADA— 2.1%
Consumer Discretionary — 2.1%
Gildan Activewear *	17,549	340,623
CHINA— 9.4%
Consumer Discretionary — 9.4%
ANTA Sports Products	52,336	516,935
Li Ning	126,857	536,881
Topsports International Holdings	320,500	396,585
Xtep International Holdings	220,500	73,404
TOTAL CHINA		1,523,805
FRANCE— 2.4%
Consumer Staples — 2.4%
Danone	5,893	388,328
GERMANY— 6.0%
Consumer Discretionary — 6.0%
adidas *	1,544	470,128
Puma *	6,175	510,891
TOTAL GERMANY		981,019
HONG KONG— 1.5%
Consumer Discretionary — 1.5%
Yue Yuen Industrial Holdings	142,679	247,060
IRELAND— 1.8%
Consumer Staples — 1.8%
Glanbia	25,897	298,873
ITALY— 1.0%
Consumer Discretionary — 1.0%
Technogym *	17,659	159,133

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 14.4%
Consumer Discretionary — 9.8%
ABC-Mart	7,357	$387,119
Asics	16,857	232,719
Descente *	6,930	118,675
Goldwin	4,280	308,756
Shimano	2,565	543,017
		1,590,286
Consumer Staples — 3.4%
Ariake Japan	2,945	202,452
Yakult Honsha	6,066	346,073
		548,525
Health Care — 1.2%
Tsumura	6,823	193,665
TOTAL JAPAN		2,332,476
NETHERLANDS— 0.9%
Consumer Discretionary — 0.9%
Basic-Fit *	4,928	139,089
SOUTH KOREA— 1.6%
Consumer Discretionary — 1.6%
Fila Holdings	5,354	156,397
Youngone	4,007	105,918
TOTAL SOUTH KOREA		262,315
TAIWAN— 8.7%
Consumer Discretionary — 8.7%
Feng TAY Enterprise	78,263	454,776
Fulgent Sun International Holding	16,000	68,708
Giant Manufacturing	33,326	346,419
Johnson Health Tech	27,000	70,763
Merida Industry	26,388	220,338
Pou Chen	263,086	248,368
TOTAL TAIWAN		1,409,372

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.7%
Consumer Discretionary — 4.7%
Frasers Group *	45,641	$213,890
JD Sports Fashion	55,843	542,690
TOTAL UNITED KINGDOM		756,580
UNITED STATES— 44.8%
Consumer Discretionary — 24.8%
Columbia Sportswear *	5,003	428,107
Dick's Sporting Goods	5,522	298,851
Foot Locker	9,193	278,824
Lululemon Athletica *	1,858	697,994
NIKE, Cl B	4,274	478,218
Peloton Interactive, Cl A *	3,863	296,176
Planet Fitness, Cl A *	6,999	425,469
Skechers USA, Cl A *	11,878	354,558
Under Armour, Cl A *	16,616	163,003
VF	6,287	413,370
WW International *	5,942	139,518
Zumiez *	2,260	58,037
		4,032,125
Consumer Staples — 13.7%
BellRing Brands, Cl A *	3,462	67,301
Calavo Growers	1,552	98,505
Cal-Maine Foods *	3,870	149,343
Hain Celestial Group *	9,215	302,160
Herbalife Nutrition *	11,928	586,261
Medifast	1,032	167,927
Nu Skin Enterprises, Cl A	4,893	231,292
Sanderson Farms	1,961	229,359
Sprouts Farmers Market *	10,373	242,210
USANA Health Sciences *	1,897	148,744
		2,223,102

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Health Care — 4.7%
DexCom *	1,412	$600,679
Prestige Consumer Healthcare *	4,432	161,458
		762,137
Industrials — 0.8%
Healthcare Services Group	6,561	136,469
Information Technology — 0.8%
Fitbit, Cl A *	20,801	132,294
TOTAL UNITED STATES		7,286,127
TOTAL COMMON STOCK
(Cost $16,866,193)		16,196,818

RIGHTS — 0.0%
Taiwan — 0.0%
Fulgent Sun International Holding
Expires 09/30/20*(A)(B)	686	1,192
TOTAL RIGHTS (Cost $–)		1,192
TOTAL INVESTMENTS — 99.7%
(Cost $16,866,193)		$16,198,010

Percentages are based on Net Assets of $16,246,539.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of August 31, 2020 was $1,192 and represented 0.0% of Net Assets.

Cl — Class

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,440,238	$756,580	$—	$16,196,818
Rights	—	—	1,192	1,192
Total Investments in Securities	$15,440,238	$756,580	$1,192	$16,198,010

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.7%
Energy — 0.1%
Matrix Service *	34,059	$314,705
Industrials — 71.4%
Acuity Brands	24,116	2,635,638
Advanced Drainage Systems	41,503	2,302,586
AECOM *	97,012	3,832,944
Aegion, Cl A *	32,757	530,172
Altra Industrial Motion	39,255	1,532,908
Arcosa	29,339	1,358,102
Argan	17,259	730,573
Astec Industries	16,683	879,528
Atkore International Group *	17,809	476,035
Columbus McKinnon	19,035	692,398
Construction Partners, Cl A *	42,504	794,400
Crane	36,412	2,058,734
CSW Industrials	9,023	651,912
CSX	96,078	7,346,124
Dycom Industries *	16,150	993,386
Eaton	75,235	7,681,493
EMCOR Group	34,186	2,564,292
Emerson Electric	94,957	6,596,663
Exponent	32,111	2,583,490
Fastenal	204,026	9,968,710
Fluor *	85,117	810,314
Fortive	94,922	6,844,825
Gibraltar Industries *	12,954	808,913
Gorman-Rupp	19,154	611,970
Granite Construction	26,721	496,743
Greenbrier	27,304	742,396
H&E Equipment Services	25,317	512,922
HD Supply Holdings *	100,213	3,974,448
Herc Holdings *	16,155	661,547

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Howmet Aerospace *	246,999	$4,327,422
Hubbell, Cl B	33,249	4,818,445
Insteel Industries	29,313	540,532
Jacobs Engineering Group	76,665	6,920,550
Kansas City Southern	44,178	8,042,163
Lincoln Electric Holdings	37,212	3,598,772
Manitowoc *	47,333	445,877
MasTec *	46,413	2,144,745
MRC Global *	58,246	331,420
Mueller Industries	23,991	712,533
Mueller Water Products, Cl A	59,319	640,645
MYR Group *	22,428	870,431
Norfolk Southern	35,294	7,501,034
Northwest Pipe *	20,532	581,672
NOW *	68,514	498,097
Pentair	103,771	4,684,223
Powell Industries	15,873	428,412
Primoris Services	31,892	607,862
Quanta Services	87,921	4,505,951
RBC Bearings *	15,173	2,003,443
Rexnord	74,104	2,146,052
Rockwell Automation	36,366	8,383,454
SPX *	26,865	1,123,763
Sterling Construction *	49,843	704,780
Team *	47,089	299,957
Terex *	27,024	528,860
Tetra Tech	33,864	3,125,986
Titan Machinery *	54,735	738,922
Trinity Industries	74,526	1,525,547
Tutor Perini *	64,705	812,048
Union Pacific	39,331	7,568,858
United Rentals *	46,294	8,196,353

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Valmont Industries	13,082	$1,662,068
Wabash National	57,980	707,936
WESCO International *	31,280	1,465,468
Willdan Group *	21,356	601,812
		165,470,259
Information Technology — 4.5%
Badger Meter	11,647	718,504
Calix *	82,638	1,607,309
Trimble *	153,434	8,041,476
		10,367,289
Materials — 22.5%
Alcoa *	112,683	1,647,425
Allegheny Technologies *	76,527	637,470
Arconic *	62,231	1,384,640
Century Aluminum *	113,060	1,115,902
Cleveland-Cliffs * (A)	195,164	1,284,179
Commercial Metals	72,080	1,504,310
Eagle Materials *	25,323	2,070,662
Forterra *	49,316	653,437
Haynes International	26,177	490,557
Martin Marietta Materials	27,515	5,581,968
Minerals Technologies	12,630	640,972
Nucor	142,325	6,470,094
Reliance Steel & Aluminum	41,137	4,314,037
RPM International	79,963	6,778,464
Ryerson Holding *	65,744	362,249
Steel Dynamics	133,082	3,928,581
Summit Materials, Cl A *	68,177	1,015,156
TimkenSteel *	107,737	406,168
United States Steel (A)	74,738	585,199
US Concrete *	18,635	497,368

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	51,655	$6,198,600
Westlake Chemical	79,212	4,698,856
		52,266,294
Utilities — 1.2%
MDU Resources Group	121,857	2,878,262
TOTAL COMMON STOCK
(Cost $233,756,687)		231,296,809

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,014

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,286,221)	1,286,221	1,286,221

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.050%, dated 08/31/20, to be repurchased on 09/01/20, repurchased price $144,088 (collateralized by U.S. Treasury Obligations, with a par value of $147,063, 1.500%, 08/15/2026, with a total market value of $147,063)
(Cost $144,088)	$144,088	144,088
TOTAL INVESTMENTS — 100.4%
(Cost $235,187,996)		$232,728,132

Percentages are based on Net Assets of $231,893,864.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $1,387,203.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2020, was $1,430,309.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$231,296,809	$—	$—	$231,296,809
Corporate Obligation	—	1,014	—	1,014
Short-Term Investment	1,286,221	—	—	1,286,221
Repurchase Agreement	—	144,088	—	144,088
Total Investments in Securities	$232,583,030	$145,102	$—	$232,728,132

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 101.0%
Affiliated ETF — 101.0%
Global X Cannabis ETF (A)	547,035	$5,295,299
Global X Cloud Computing ETF (A)	170,941	4,170,960
Global X FinTech ETF (A)	57,949	2,259,432
Global X Genomics & Biotechnology ETF * (A)	202,703	3,593,924
Global X Lithium & Battery Tech ETF (A)	55,324	2,175,340
Global X Robotics & Artificial Intelligence ETF (A)	78,531	2,128,190
Global X Social Media ETF * (A)	44,982	2,263,044
TOTAL EXCHANGE TRADED FUNDS
(Cost $21,807,983)		21,886,189
TOTAL INVESTMENTS — 101.0%
(Cost $21,807,983)		$21,886,189

Percentages are based on Net Assets of $21,672,011.

* Non-income producing security.

(A) Affiliated investment.

ETF — Exchange Traded Fund

As of August 31, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2020:

			Changes in Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain			Dividend
Value At 11/30/19	Cost	Sales	(Depreciation)	(Loss)	Value at 8/31/20	Shares	Income
Global X E-commerce ETF
$439,566	$7,159,572	$(8,262,588)	$3,198	$660,252	$-	-	$837
Global X Fintech ETF
459,057	8,287,099	(7,113,550)	2,434	624,392	2,259,432	57,949	-
Global X Internet of Things ETF
296,729	3,282,442	(3,712,365)	(22,737)	155,931	-	-	2,485
Global X Lithium & Battery Tech ETF
263,961	3,545,486	(1,968,981)	10,479	324,395	2,175,340	55,324	8,029
Global X Longevity Thematic ETF
272,658	3,144,183	(3,465,482)	(18,959)	67,600	-	-	3,113
Global X Robotics & Artificial Intelligence EIT
285,028	3,457,701	(1,844,188)	5,825	223,824	2,128,190	78,531	3,260
Global X Social Media ETF
631,522	7,010,313	(6,019,952)	(19,293)	660,454	2,263,044	44,982	-
Global X Cannabis ETF
-	5,300,769	-	(5,470)	-	5,295,299	547,035	-
Global X Cloud Computing ETF
-	4,172,669	-	(1,709)	-	4,170,960	170,941	-
Global X Genomics & Biotechnology ETF
-	3,595,951	-	(2,027)	-	3,593,924	202,703	-
Totals:
$2,648,521	$48,956,185	$(32,387,106)	$(48,259)	$2,716,848	$21,886,189	1,157,465	$17,724

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0900

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 49.7%
Azerbaijan — 0.7%
Southern Gas Corridor CJSC
6.875%, 03/24/26	$400,000	$477,080

Bahrain — 1.7%
CBB International Sukuk Programme SPC
6.250%, 11/14/24 (A)	1,000,000	1,088,800

Brazil — 6.1%
Braskem America Finance
7.125%, 07/22/41	400,000	429,000
Embraer Netherlands Finance BV
5.400%, 02/01/27	200,000	185,002
Klabin Austria GmbH
7.000%, 04/03/49	400,000	454,360
Petrobras Global Finance BV
8.750%, 05/23/26	600,000	758,400
5.093%, 01/15/30	200,000	208,500
Suzano Austria GmbH
7.000%, 03/16/47	1,000,000	1,163,750
Ultrapar International
5.250%, 06/06/29	600,000	625,500
Vale Overseas
3.750%, 07/08/30	100,000	105,050
		3,929,562

Chile — 2.8%
Celulosa Arauco y Constitucion
5.150%, 01/29/50	200,000	211,000
Empresa Nacional de Telecomunicaciones
4.750%, 08/01/26	200,000	221,287
Empresa Nacional del Petroleo
5.250%, 11/06/29	200,000	233,554
Nacional del Cobre de Chile
4.500%, 08/13/23	200,000	218,048
3.625%, 08/01/27	800,000	874,211
		1,758,100

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
China — 1.7%
CNAC HK Finbridge
5.125%, 03/14/28	$200,000	$236,104
4.625%, 03/14/23	800,000	858,182
		1,094,286

Colombia — 4.0%
Banco de Bogota
4.375%, 08/03/27	1,000,000	1,047,770
Ecopetrol
5.875%, 05/28/45	400,000	453,920
5.875%, 09/18/23	200,000	222,000
5.375%, 06/26/26	200,000	222,200
Grupo Aval
4.375%, 02/04/30	400,000	391,400
Grupo Energia Bogota ESP
4.875%, 05/15/30	200,000	226,260
		2,563,550

India — 3.6%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	583,500	565,266
ICICI Bank MTN
3.800%, 12/14/27	400,000	409,365
Oil India
5.375%, 04/17/24	200,000	218,438
ONGC Videsh
4.625%, 07/15/24	200,000	215,884
Power Finance
6.150%, 12/06/28	400,000	455,081
4.500%, 06/18/29	200,000	206,277
State Bank of India
4.375%, 01/24/24	200,000	213,632
		2,283,943

Indonesia — 5.9%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	200,000	247,000
5.800%, 05/15/50	400,000	487,500
4.750%, 05/15/25 (A)	1,000,000	1,095,244

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Indonesia — continued
Pertamina Persero MTN
6.500%, 11/07/48	$400,000	$536,000
6.450%, 05/30/44	200,000	264,000
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/28	600,000	708,000
5.250%, 10/24/42	200,000	234,500
4.125%, 05/15/27	200,000	219,250
		3,791,494

Israel — 0.7%
ICL Group
6.375%, 05/31/38 (A)	200,000	249,213
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/23	200,000	192,000
		441,213

Jordan — 0.3%
Hikma Finance USA
3.250%, 07/09/25	200,000	204,040

Kazakhstan — 0.4%
KazMunayGas National JSC
5.375%, 04/24/30	200,000	239,584

Kuwait — 4.0%
Equate Petrochemical BV MTN
4.250%, 11/03/26	400,000	427,846
Kuwait Projects SPC
4.229%, 10/29/26	800,000	778,128
MEGlobal Canada ULC MTN
5.875%, 05/18/30	400,000	481,548
5.000%, 05/18/25 (A)	200,000	218,500
5.000%, 05/18/25	600,000	655,500
		2,561,522

Malaysia — 0.4%
Petronas Capital MTN
4.500%, 03/18/45	200,000	256,606

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Mexico — 6.9%
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/27	$600,000	$630,264
Comision Federal de Electricidad
4.875%, 01/15/24	200,000	214,252
Grupo Bimbo
4.700%, 11/10/47	400,000	473,500
Grupo Televisa
5.250%, 05/24/49	200,000	236,508
Industrias Penoles
4.750%, 08/06/50	200,000	210,250
4.150%, 09/12/29	400,000	434,000
Petroleos Mexicanos
7.690%, 01/23/50	400,000	359,000
6.490%, 01/23/27	400,000	394,040
6.350%, 02/12/48	600,000	483,912
5.950%, 01/28/31	400,000	361,360
Sigma Alimentos
4.125%, 05/02/26	600,000	644,400
		4,441,486

Morocco — 3.1%
OCP
6.875%, 04/25/44	1,400,000	1,793,624
5.625%, 04/25/24	200,000	217,250
		2,010,874

Panama — 0.6%
Banistmo
4.250%, 07/31/27	400,000	407,040

Peru — 1.1%
Lima Metro Line 2 Finance
4.350%, 04/05/36	200,000	225,000
Nexa Resources
6.500%, 01/18/28	200,000	223,000
Petroleos del Peru
5.625%, 06/19/47	200,000	244,000
		692,000

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Saudi Arabia — 2.9%
Acwa Power Management And Investments One
5.950%, 12/15/39	$800,000	$889,472
SABIC Capital II BV
4.500%, 10/10/28	200,000	235,073
Saudi Arabian Oil MTN
3.500%, 04/16/29	200,000	220,193
Saudi Electricity Global Sukuk 2
5.060%, 04/08/43	400,000	499,976
		1,844,714

South Africa — 0.4%
Fields Orogen Holdings BVI
6.125%, 05/15/29	200,000	239,100

Turkey — 0.3%
Tupras Turkiye Petrol Rafinerileri
4.500%, 10/18/24	200,000	185,834

United Arab Emirates — 2.1%
DP World Crescent
3.908%, 05/31/23	200,000	210,890
DP World MTN
6.850%, 07/02/37	500,000	638,230
5.625%, 09/25/48	400,000	472,000
		1,321,120

TOTAL CORPORATE OBLIGATIONS
(Cost $30,439,311)		31,831,948

SOVEREIGN DEBT — 47.3%
Azerbaijan — 1.4%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	800,000	867,917

Bahrain — 0.4%
Bahrain Government International Bond
7.000%, 10/12/28	200,000	227,952

Brazil — 0.7%
Brazilian Government International Bond
5.625%, 02/21/47	400,000	449,204

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Chile — 0.3%
Chile Government International Bond
2.450%, 01/31/31	$200,000	$211,200

Colombia — 2.8%
Colombia Government International Bond
5.000%, 06/15/45	200,000	239,500
4.500%, 01/28/26	400,000	444,204
4.500%, 03/15/29	400,000	451,196
4.125%, 05/15/51	400,000	428,000
3.875%, 04/25/27	200,000	217,802
		1,780,702

Croatia — 1.0%
Croatia Government International Bond
5.500%, 04/04/23	600,000	665,990

Dominican Republic — 1.3%
Dominican Republic International Bond
6.500%, 02/15/48	400,000	409,400
5.950%, 01/25/27	200,000	214,300
5.500%, 01/27/25	200,000	209,600
		833,300

Egypt — 2.5%
Egypt Government International Bond
8.700%, 03/01/49	400,000	410,688
7.903%, 02/21/48 (A)	200,000	193,192
7.903%, 02/21/48	200,000	193,192
7.625%, 05/29/32 (A)	600,000	609,786
7.600%, 03/01/29	200,000	209,708
		1,616,566

El Salvador — 0.3%
El Salvador Government International Bond
7.125%, 01/20/50 (A)	200,000	171,400

Hungary — 1.8%
Hungary Government International Bond
5.750%, 11/22/23	400,000	459,027
5.375%, 03/25/24	600,000	689,903
		1,148,930

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 1.3%
Export-Import Bank of India
3.875%, 02/01/28	$200,000	$211,810
3.375%, 08/05/26	600,000	634,044
		845,854

Indonesia — 0.7%
Indonesia Government International Bond
2.850%, 02/14/30	200,000	210,928
Perusahaan Penerbit SBSN Indonesia III
3.400%, 03/29/22 (A)	200,000	207,202
		418,130

Ivory Coast — 1.9%
Ivory Coast Government International Bond
6.375%, 03/03/28	600,000	624,043
6.125%, 06/15/33	600,000	604,500
		1,228,543

Jordan — 1.6%
Jordan Government International Bond
7.375%, 10/10/47	600,000	627,289
5.750%, 01/31/27	400,000	411,325
		1,038,614

Kuwait — 0.7%
Kuwait International Government Bond
3.500%, 03/20/27	400,000	452,496

Mexico — 1.4%
Mexico Government International Bond
5.000%, 04/27/51	200,000	230,750
4.125%, 01/21/26	400,000	446,200
3.750%, 01/11/28	200,000	215,880
		892,830

Nigeria — 0.9%
Nigeria Government International Bond
7.625%, 11/21/25	200,000	211,984
7.625%, 11/28/47 (A)	200,000	189,967
6.500%, 11/28/27	200,000	198,308
		600,259

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Oman — 1.5%
Oman Government International Bond
6.000%, 08/01/29	$200,000	$195,620
4.125%, 01/17/23	600,000	590,880
3.875%, 03/08/22 (A)	200,000	198,016
		984,516

Pakistan — 0.7%
Pakistan Government International Bond
8.250%, 04/15/24	400,000	435,320

Panama — 2.5%
Panama Government International Bond
4.500%, 05/15/47	200,000	257,500
4.000%, 09/22/24	400,000	440,004
3.875%, 03/17/28	200,000	227,502
3.750%, 03/16/25	600,000	660,006
		1,585,012

Paraguay — 1.1%
Paraguay Government International Bond
5.400%, 03/30/50	200,000	251,802
5.000%, 04/15/26	200,000	230,000
4.950%, 04/28/31	200,000	231,000
		712,802

Peru — 0.3%
Peruvian Government International Bond
2.783%, 01/23/31	200,000	217,900

Philippines — 1.1%
Philippine Government International Bond
3.700%, 03/01/41	400,000	461,376
3.700%, 02/02/42	200,000	231,880
		693,256

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 3.7%
Qatar Government International Bond
4.817%, 03/14/49	$400,000	$546,970
4.500%, 04/23/28	400,000	479,481
4.000%, 03/14/29	200,000	233,898
3.750%, 04/16/30	200,000	232,896
3.400%, 04/16/25	400,000	438,612
3.375%, 03/14/24	200,000	215,580
3.250%, 06/02/26	200,000	220,716
		2,368,153

Romania — 1.4%
Romanian Government International Bond MTN
4.875%, 01/22/24	600,000	659,341
4.375%, 08/22/23	200,000	215,620
		874,961

Russia — 1.9%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	200,000	271,876
5.100%, 03/28/35	400,000	497,450
4.375%, 03/21/29	400,000	459,320
		1,228,646

Saudi Arabia — 2.1%
Saudi Government International Bond MTN
4.625%, 10/04/47 (A)	200,000	245,284
4.500%, 04/17/30	400,000	476,895
3.250%, 10/22/30 (A)	200,000	216,560
2.900%, 10/22/25 (A)	200,000	212,008
2.500%, 02/03/27	200,000	207,712
		1,358,459

Senegal — 1.0%
Senegal Government International Bond
6.250%, 07/30/24	200,000	210,621
6.250%, 05/23/33	400,000	411,542
		622,163

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
South Africa — 2.1%
Republic of South Africa Government International Bond
5.875%, 09/16/25	$200,000	$216,088
5.750%, 09/30/49	400,000	357,540
5.650%, 09/27/47	200,000	179,000
4.850%, 09/27/27	200,000	201,000
4.850%, 09/30/29	200,000	194,972
4.300%, 10/12/28	200,000	191,996
		1,340,596

Turkey — 2.6%
Turkey Government International Bond
6.625%, 02/17/45	400,000	359,000
6.125%, 10/24/28	200,000	193,000
6.000%, 01/14/41	200,000	172,500
5.250%, 03/13/30	600,000	540,492
5.125%, 02/17/28	200,000	183,500
3.250%, 03/23/23	200,000	189,600
		1,638,092

Ukraine — 0.3%
Ukraine Government International Bond
7.750%, 09/01/26	200,000	210,976

United Arab Emirates — 2.1%
Abu Dhabi Government International Bond
3.875%, 04/16/50	200,000	243,421
3.125%, 10/11/27	400,000	444,413
3.125%, 04/16/30	200,000	223,793
2.500%, 04/16/25	400,000	423,980
		1,335,607

Uruguay — 1.5%
Uruguay Government International Bond
4.975%, 04/20/55	200,000	274,002
4.375%, 10/27/27	400,000	465,400
4.375%, 01/23/31	200,000	239,502
		978,904

Schedule of Investments	August 31, 2020 (Unaudited)

Global X Emerging Market Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Vietnam — 0.4%
Vietnam Government International Bond
4.800%, 11/19/24	$200,000	$223,500
TOTAL SOVEREIGN DEBT
(Cost $29,343,358)		30,258,750

U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Note
0.125%, 05/31/22
(Cost $799,075)	800,000	799,719
TOTAL INVESTMENTS — 98.3%
(Cost $60,581,744)		$62,890,417

Percentages are based on Net Assets of $64,002,612.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $4,895,172, representing 7.6% of the net assets of the Fund.

MTN — Medium Term Note

As of August 31, 2020, all of the Fund's investments were considered level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-009-0100